UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

June 30, 2022

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Income & Opportunity Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2022
Residential REITs	22.82%	$24,159,955
Industrial REITs	17.70%	18,737,670
Retail REITs	10.84%	11,482,308
Self-Storage REITs	9.01%	9,535,284
Data Center REITs	8.47%	8,965,159
Office REITs	4.63%	4,907,555
Health Care REITs	4.25%	4,500,192
Infrastructure REITs	3.93%	4,159,324
Gaming REITs	3.91%	4,138,474
Hotel REITs	3.27%	3,457,875
Multi Asset Class REITs	2.56%	2,709,329
Energy	1.98%	2,099,203
Money Market	1.65%	1,749,106
Telecommunications	1.57%	1,658,250
Mortage Finance	1.33%	1,409,969
Specialty REITs	1.18%	1,249,766
Financials	0.28%	301,059
Homebuilding	0.23%	245,244
Municipal Bonds	0.15%	162,119
Midstream - Oil & Gas	0.14%	146,913
Timber REITs	0.10%	109,296
Total Investments	100.00%	$105,884,050

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)
For the periods ended June 30, 2022
	6 Months	1 Year	5 Year	10 Year	Expense Ratios[4]
Class A Shares - with load	(28.25)%	(12.80)%	3.55%	5.58%	1.52%
Class A Shares - no load	(24.28)%	(7.99)%	4.68%	6.15%	1.52%
Class C Shares - with load[1]	(25.29)%	(9.48)%	3.94%	5.40%	2.22%
Class C Shares - no load[1]	(24.57)%	(8.63)%	3.94%	5.40%	2.22%
Institutional Class Shares[2]	(24.17)%	(7.71)%	5.00%	6.47%	1.22%
MSCI US REIT Index[3]	(20.32)%	(6.40)%	5.30%	7.32%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[3]	The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2022. Additional information pertaining to the Fund’s expense ratios as of June 30, 2022, can be found in the financial highlights.

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.85 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2022
Technology	27.85%	$34,066,787
Health Care	12.24%	14,983,718
Energy	11.18%	13,687,640
Financials	10.39%	12,709,466
Industrials	9.28%	11,360,375
Consumer Staples	8.75%	10,709,013
Communications	6.07%	7,430,737
Consumer Discretionary	4.30%	5,258,592
Utilities	3.77%	4,619,503
Real Estate	2.98%	3,641,602
Materials	1.77%	2,171,777
Money Market	1.42%	1,739,543
Total Investments	100.00%	$122,378,753

3

SPIRIT OF AMERICA LARGE CAP VALUE FUND
MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)
For the periods ended June 30, 2022
	6 Months	1 Year	5 Year	10 Year	Expense Ratios[4]
Class A Shares - with load	(24.93)%	(15.52)%	8.21%	9.42%	1.50%
Class A Shares - no load	(20.76)%	(10.83)%	9.39%	10.01%	1.50%
Class C Shares - with load[1]	(21.82)%	(12.29)%	8.62%	9.22%	2.20%
Class C Shares - no load[1]	(21.05)%	(11.46)%	8.62%	9.22%	2.20%
Institutional Class Shares[2]	(20.67)%	(10.60)%	9.72%	10.34%	1.20%
S&P 500 Index[3]	(19.96)%	(10.62)%	11.31%	12.96%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[3]	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2022. Additional information pertaining to the Fund’s expense ratios as of June 30, 2022, can be found in the financial highlights.

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $1.40 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented in the table above as well as in the Financial Highlights tables.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2022
New York	18.09%	$8,715,995	New Mexico	1.04%	$501,010
Texas	10.85%	5,228,203	Michigan	0.98%	473,118
Pennsylvania	10.46%	5,038,068	Ohio	0.98%	469,813
Florida	8.03%	3,868,420	Maryland	0.82%	394,396
Connecticut	6.74%	3,247,381	Tennessee	0.74%	357,848
California	5.82%	2,804,682	South Dakota	0.60%	290,365
New Jersey	4.27%	2,059,707	Iowa	0.57%	273,705
Massachusetts	3.96%	1,907,902	Virginia	0.54%	261,601
Maine	3.03%	1,462,331	Oklahoma	0.53%	253,045
Indiana	2.83%	1,364,296	Puerto Rico	0.52%	250,000
District of Columbia	2.79%	1,343,489	Vermont	0.51%	245,226
Washington	2.14%	1,030,258	North Carolina	0.43%	208,348
Missouri	1.87%	899,097	North Dakota	0.21%	100,625
Illinois	1.83%	879,999	Wisconsin	0.17%	81,499
Georgia	1.71%	823,290	Oregon	0.07%	35,000
Utah	1.67%	805,449	Total Investments	100.00%	$48,183,393
Nevada	1.53%	739,168
Minnesota	1.27%	610,069
Louisiana	1.26%	608,784
Arizona	1.14%	551,206

5

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)
For the periods ended June 30, 2022
					Expense Ratios[4]
						With Applicable
	6 Months	1 Year	5 Year	10 Year	Gross	Waivers
Class A Shares - with load	(12.70)%	(12.54)%	(0.32)%	1.10%	1.11%	0.91%
Class A Shares - no load	(8.35)%	(8.22)%	0.65%	1.60%	1.11%	0.91%
Class C Shares - with load[1]	(9.67)%	(9.91)%	(0.20)%	0.71%	1.96%	1.76%
Class C Shares - no load[1]	(8.76)%	(9.01)%	(0.20)%	0.71%	1.96%	1.76%
Institutional Class Shares[2]	(8.30)%	(8.10)%	0.80%	1.75%	0.96%	0.76%
Bloomberg Barclays Municipal Bond Index[3]	(8.98)%	(8.57)%	1.51%	2.38%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[3]	The Bloomberg Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2022. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 0.90%, 1.75% and 0.75% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through May 1, 2023. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2022, can be found in the financial highlights.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2022
Municipal Bonds	58.21%	$54,254,990
Preferred Stocks	18.59%	17,330,111
Common Stocks	14.01%	13,053,536
Corporate Bonds	9.11%	8,489,219
Collateralized Mortgage Obligations	0.08%	74,013
Total Investments	100.00%	$93,201,869

Average Annual Returns (Unaudited)
For the periods ended June 30, 2022
					Expense Ratios[4]
						With Applicable
	6 Months	1 Year	5 Year	10 Year	Gross	Waivers
Class A Shares - with load	(14.13)%	(13.04)%	1.68%	3.15%	1.14%	1.11%
Class A Shares - no load	(9.83)%	(8.70)%	2.68%	3.66%	1.14%	1.11%
Class C Shares - with load[1]	(11.04)%	(10.24)%	1.90%	2.87%	1.89%	1.86%
Class C Shares - no load[1]	(10.16)%	(9.38)%	1.90%	2.87%	1.89%	1.86%
Institutional Class Shares[2]	(9.68)%	(8.44)%	2.93%	3.91%	0.89%	0.86%
Bloomberg U.S. Aggregate Bond Index[3]	(10.35)%	(10.29)%	0.88%	1.54%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[3]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2022. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.10%, 1.85% and 0.85% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through May 1, 2023. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2022, can be found in the financial highlights.

7

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Summary of Portfolio Holdings (Unaudited)
As of June 30, 2022
Common Stocks	43.07%	$9,502,480
Municipal Bonds	42.06%	9,277,138
Preferred Stocks	10.91%	2,406,160
Corporate Bonds	2.11%	464,868
U.S. Government & Agency Obligations	1.10%	241,797
Exchange-Traded Funds	0.75%	165,000
Total Investments	100.00%	$22,057,443

Average Annual Returns (Unaudited)
For the periods ended June 30, 2022
					Expense Ratios[4]
				Since
				Inception		With Applicable
	6 Months	1 Year	5 Year	(July 8, 2013)	Gross	Waivers
Class A Shares - with load	(23.26)%	(18.75)%	1.84%	2.81%	1.41%	1.26%
Class A Shares - no load	(19.40)%	(14.69)%	2.84%	3.37%	1.41%	1.26%
Class C Shares - with load[1]	(20.45)%	(16.08)%	2.08%	2.56%	2.16%	2.01%
Class C Shares - no load[1]	(19.67)%	(15.28)%	2.08%	2.56%	2.16%	2.01%
Institutional Class Shares[2]	(19.27)%	(14.43)%	3.12%	3.64%	1.16%	1.01%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	(10.35)%	(10.29)%	0.88%	1.87%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]	Institutional Shares commenced operations on May 1, 2020. Prior to May 1, 2020, performance is based on the performance of Class A Shares.

[3]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[4]	Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2022. Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.25%, 2.00% and 1.00% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through May 1, 2023. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser. Additional information pertaining to the Fund’s expense ratios as of June 30, 2022, can be found in the financial highlights.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.60 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

9

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.83%

Data Center REITs 8.45%
Digital Realty Trust, Inc.	32,831	$4,262,449
Equinix, Inc.	7,010	4,605,710
		8,868,159
Energy 2.00%
Black Stone Minerals LP	16,500	225,885
Cheniere Energy Partners LP	13,000	583,310
Energy Transfer LP	42,500	424,150
Enterprise Products Partners LP	7,000	170,590
Hess Midstream LP, Class A	1,000	28,000
Magellan Midstream Partners LP	600	28,656
MPLX LP	7,000	204,050
Targa Resources Corp.	4,600	274,482
Viper Energy Partners LP	6,000	160,080
		2,099,203
Financials 0.29%
Blackstone Group, Inc. (The), Class A	3,300	301,059

Gaming REITs 3.94%
Gaming and Leisure Properties, Inc.	32,885	1,508,106
VICI Properties, Inc.	88,297	2,630,368
		4,138,474
Health Care REITs 4.29%
Global Medical REIT, Inc.	15,000	168,450
Healthcare Trust of America, Inc., Class A	10,000	279,100
Healthpeak Properties, Inc.	39,568	1,025,207
Medical Properties Trust, Inc.	29,500	450,465
Omega Healthcare Investors, Inc.	9,000	253,710
Physicians Realty Trust	15,850	276,582
Ventas, Inc.	6,050	311,152
Welltower, Inc.	21,075	1,735,526
		4,500,192
Homebuilding 0.23%
Lennar Corp., Class A	1,200	84,684
Toll Brothers, Inc.	3,600	160,560
		245,244
Hotel REITs 2.28%
Apple Hospitality REIT, Inc.	42,710	626,556
Host Hotels & Resorts, Inc.	45,900	719,712
Park Hotels & Resorts, Inc.	9,250	125,522
Pebblebrook Hotel Trust	42,281	700,596
Summit Hotel Properties, Inc.(a)	9,000	65,430
Sunstone Hotel Investors, Inc.(a)	15,700	155,744
		2,393,560
Industrial REITs 17.85%
Americold Realty Trust	5,700	171,228
Duke Realty Corp.	4,750	261,012
Innovative Industrial Properties, Inc.	26,300	2,889,581
Prologis, Inc.	92,270	10,855,566
Rexford Industrial Realty, Inc.	14,000	806,260

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Industrial REITs (cont.)
STAG Industrial, Inc.	45,950	$1,418,936
Terreno Realty Corp.	41,900	2,335,087
		18,737,670
Infrastructure REITs 3.96%
American Tower Corp., Class A	7,360	1,881,143
Crown Castle International Corp.	13,530	2,278,181
		4,159,324
Midstream - Oil & Gas 0.14%
Plains All American Pipeline LP	5,000	49,100
Plains GP Holdings LP(a)	3,000	30,960
Western Midstream Partners LP	2,750	66,853
		146,913
Mortgage Finance 1.31%
Blackstone Mortgage Trust, Inc., Class A	27,700	766,459
Starwood Property Trust, Inc.	29,000	605,810
		1,372,269
Multi Asset Class REITs 2.53%
Gladstone Commercial Corp.	22,500	423,900
Lexington Realty Trust	2,700	28,998
One Liberty Properties, Inc.	2,500	64,950
WP Carey, Inc.	25,850	2,141,931
		2,659,779
Office REITs 4.60%
Alexandria Real Estate Equities, Inc.	14,350	2,081,180
American Assets Trust, Inc.	3,500	103,950
Boston Properties, Inc.	9,915	882,237
City Office REIT, Inc.	59,308	768,039
Cousins Properties, Inc.	1,000	29,230
Hudson Pacific Properties, Inc.	31,250	463,750
Kilroy Realty Corp.	9,015	471,755
Orion Office REIT, Inc.	2,848	31,214
		4,831,355
Residential REITs 22.89%
American Campus Communities, Inc.	1,000	64,470
American Homes 4 Rent, Class A	15,050	533,372
Apartment Income REIT Corp.	25,902	1,077,523
AvalonBay Communities, Inc.	16,790	3,261,457
Camden Property Trust	13,800	1,855,824
Equity LifeStyle Properties, Inc.	36,150	2,547,491
Equity Residential	30,715	2,218,237
Essex Property Trust, Inc.	7,936	2,075,343
Invitation Homes, Inc.	6,600	234,828
Mid-America Apartment Communities, Inc.	18,322	3,200,304
Sun Communities, Inc.	28,950	4,613,472
UDR, Inc.	47,100	2,168,484
UMH Properties, Inc.	10,500	185,430
		24,036,235
Retail REITs 10.73%
Agree Realty Corp.	3,250	234,422
Brixmor Property Group, Inc.	50,475	1,020,100
Federal Realty Investment Trust	13,700	1,311,638

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Retail REITs (cont.)
Four Corners Property Trust, Inc.	5,000	$132,950
Getty Realty Corp.	1,000	26,500
Kimco Realty Corp.	29,569	584,579
National Retail Properties, Inc.	17,750	763,250
Realty Income Corp.	29,485	2,012,646
Regency Centers Corp.	30,000	1,779,300
Simon Property Group, Inc.	31,300	2,970,996
Spirit MTA REIT(a)(b)	1,140	485
STORE Capital Corp.	3,000	78,240
Tanger Factory Outlet Centers, Inc.	25,100	356,922
		11,272,028
Self-Storage REITs 8.47%
CubeSmart	20,750	886,440
Extra Space Storage, Inc.	13,395	2,278,758
Life Storage, Inc.	25,850	2,886,411
Public Storage	9,075	2,837,480
		8,889,089
Specialty REITs 1.19%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,717	178,586
Iron Mountain, Inc.	22,000	1,071,180
		1,249,766
Telecommunications 1.58%
Switch, Inc., Class A	49,500	1,658,250

Timber REITs 0.10%
Weyerhaeuser Co.	3,300	109,296

Total Common Stocks
(Cost $79,518,971)		101,667,865

Preferred Stocks 2.19%

Data Center REITs 0.09%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	97,000

Hotel REITs 1.03%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	112,800
Hersha Hospitality Trust, Series D, 6.50%	5,000	100,100
Hersha Hospitality Trust, Series E, 6.50%	5,000	101,250
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	51,825
Pebblebrook Hotel Trust, Series G, 6.38%	4,000	82,000
Pebblebrook Hotel Trust, Series H, 6.38%	6,000	112,740
Sotherly Hotels, Inc., Series B, 8.00%	6,000	113,040
Sotherly Hotels, Inc., Series C, 7.88%	2,000	36,080
Summit Hotel Properties, Inc., Series F, 5.88%	10,000	190,000
Sunstone Hotel Investors, Inc., Series H, 6.13%	4,000	82,080
Sunstone Hotel Investors, Inc., Series I, 5.70%	4,000	82,400
		1,064,315
Mortgage Finance 0.03%
New York Mortgage Trust Inc., Series G, 7.00%	2,000	37,700

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value

Multi Asset Class REITs 0.05%
Vornado Realty Trust, Series M, 5.25%	2,500	$49,550

Office REITs 0.07%
Hudson Pacific Properties Inc., Series C, 4.75%	4,000	76,200

Residential REITs 0.12%
American Homes 4 Rent, Series G, 5.88%	2,000	48,900
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	74,820
		123,720
Retail REITs 0.20%
CTO Realty Growth, Inc., Series A, 6.38%	2,000	45,960
Federal Realty Investment Trust, Series C, 5.00%	6,500	164,320
		210,280
Self-Storage REITs 0.60%
Public Storage, Series I, 4.88%	1,917	43,765
Public Storage, Series K, 4.75%	4,000	89,480
Public Storage, Series L, 4.63%	2,000	43,980
Public Storage, Series M, 4.13%	1,167	22,710
Public Storage, Series N, 3.88%	4,000	72,520
Public Storage, Series P, 4.00%	2,000	36,540
Public Storage, Series Q, 3.95%	4,000	72,960
Public Storage, Series R, 4.00%	4,000	72,440
Public Storage, Series S, 4.10%	10,000	191,800
		646,195
Total Preferred Stocks
(Cost $2,818,838)		2,304,960

	Principal
	Amount
Municipal Bonds 0.15%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	140,000	162,119

Total Municipal Bonds
(Cost $160,668)		162,119

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value

Money Market Funds 1.67%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 1.38%(c)	1,749,106	$1,749,106

Total Money Market Funds
(Cost $1,749,106)		1,749,106

Total Investments — 100.84%
(Cost $84,247,583)		105,884,050
Liabilities in Excess of Other Assets — (0.84)%		(884,680)
NET ASSETS — 100.00%		$104,999,370

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.94%

Communications 6.12%
Alphabet, Inc., Class A(a)	1,840	$4,009,838
Netflix, Inc.(a)	1,050	183,614
Verizon Communications, Inc.	28,540	1,448,405
Walt Disney Co. (The)(a)	18,950	1,788,880
		7,430,737
Consumer Discretionary 4.33%
Amazon.com, Inc.(a)	14,600	1,550,666
Home Depot, Inc. (The)	6,938	1,902,885
Lennar Corp., Class A	1,000	70,570
Lowe’s Cos., Inc.	1,750	305,673
Masco Corp.	10,500	531,300
McDonald’s Corp.	3,180	785,078
NIKE, Inc., Class B	1,100	112,420
		5,258,592
Consumer Staples 8.83%
Altria Group, Inc.	12,250	511,683
Coca-Cola Co. (The)	7,400	465,534
Colgate-Palmolive Co.	1,500	120,210
Conagra Brands, Inc.	7,100	243,104
Constellation Brands, Inc., Class A	1,200	279,672
Costco Wholesale Corp.	6,051	2,900,123
Kroger Co. (The)	9,000	425,970
Lamb Weston Holdings, Inc.	4,300	307,278
PepsiCo, Inc.	2,400	399,984
Philip Morris International, Inc.	6,850	676,369
Procter & Gamble Co. (The)	7,265	1,044,634
Target Corp.	11,830	1,670,751
Wal-Mart Stores, Inc.	13,684	1,663,701
		10,709,013
Energy 11.28%
Antero Midstream Corp.	5,000	45,250
Baker Hughes Co.	8,750	252,612
Cheniere Energy, Inc.	12,000	1,596,360
Chevron Corp.	16,710	2,419,274
CNX Resources Corp.(a)	4,000	65,840
ConocoPhillips	10,300	925,043
Continental Resources, Inc.	1,000	65,350
Devon Energy Corp.	8,000	440,880
Diamondback Energy, Inc.	2,650	321,047
Enbridge, Inc.	3,000	126,780
EOG Resources, Inc.	3,650	403,106
Exxon Mobil Corp.	7,350	629,454
Halliburton Co.	4,000	125,440
Kinder Morgan, Inc.	22,750	381,290
Marathon Oil Corp.	1,000	22,480
Marathon Petroleum Corp.	250	20,553
Occidental Petroleum Corp.	5,500	323,840
ONEOK, Inc.	2,000	111,000
Phillips 66	7,250	594,428
Pioneer Natural Resources Co.	4,850	1,081,938
Schlumberger Ltd.	500	17,880

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Energy (cont.)
Targa Resources Corp.	3,600	$214,812
TC Energy Corp.	500	25,905
Valero Energy Corp.	16,565	1,760,528
Williams Cos, Inc. (The)	55,000	1,716,550
		13,687,640
Financials 9.17%
American Express Co.	5,000	693,100
Bank of America Corp.	29,600	921,448
Berkshire Hathaway, Inc., Class B(a)	3,770	1,029,285
Blackstone Group, Inc. (The), Class A	11,250	1,026,338
Carlyle Group, Inc. (The)	6,050	191,543
Citigroup, Inc.	17,200	791,028
CME Group, Inc.	1,404	287,399
Goldman Sachs Group, Inc. (The)	2,915	865,813
JPMorgan Chase & Co.	20,992	2,363,909
Morgan Stanley	3,000	228,180
Signature Bank	7,275	1,303,753
SVB Financial Group(a)	2,973	1,174,305
Wells Fargo & Co.	6,500	254,605
		11,130,706
Health Care 12.35%
Abbott Laboratories	3,100	336,815
AbbVie, Inc.	23,157	3,546,726
Amgen, Inc.	2,700	656,910
Bristol-Myers Squibb Co.	16,650	1,282,050
Centene Corp.(a)	9,800	829,178
CVS Health Corp.	7,611	705,235
Edwards LifeSciences Corp.(a)	3,000	285,270
Eli Lilly & Co.	1,350	437,710
Humana, Inc.	1,350	631,894
McKesson Corp.	2,350	766,594
Medtronic PLC	7,069	634,443
Merck & Co., Inc.	18,350	1,672,970
Moderna, Inc.(a)	1,000	142,850
Pfizer, Inc.	8,150	427,305
Quest Diagnostics, Inc.	4,500	598,410
Thermo Fisher Scientific, Inc.	1,490	809,487
UnitedHealth Group, Inc.	2,375	1,219,871
		14,983,718
Industrials 9.36%
Boeing Co. (The)(a)	3,355	458,696
Caterpillar, Inc.	10,940	1,955,634
CSX Corp.	42,525	1,235,776
Cummins, Inc.	3,550	687,032
Deere & Co.	5,535	1,657,566
FedEx Corp.	4,950	1,122,215
Honeywell International, Inc.	8,300	1,442,623
Johnson Controls International PLC	8,253	395,154
Raytheon Technologies Corp.	2,100	201,831
Union Pacific Corp.	750	159,960
United Parcel Service, Inc., Class B	2,250	410,715
Waste Connections, Inc.	13,175	1,633,173
		11,360,375

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Materials 1.79%
CF Industries Holdings, Inc.	7,700	$660,121
Corteva, Inc.	7,233	391,595
Dow, Inc.	6,083	313,944
DuPont de Nemours, Inc.	6,500	361,270
International Paper Co.	500	20,915
Linde PLC	1,400	402,542
Sylvamo Corp.	45	1,470
WestRock Co.	500	19,920
		2,171,777
Real Estate Investment Trusts (REITs) 2.93%
American Tower Corp., Class A	1,040	265,814
Crown Castle International Corp.	2,690	452,942
Equinix, Inc.	1,425	936,253
Mid-America Apartment Communities, Inc.	500	87,335
Prologis, Inc.	7,950	935,317
Simon Property Group, Inc.	700	66,444
Sun Communities, Inc.	3,700	589,632
Terreno Realty Corp.	2,075	115,640
VICI Properties, Inc.	3,073	91,545
Weyerhaeuser Co.	500	16,560
		3,557,482
Technology 28.07%
Accenture PLC, Class A	4,325	1,200,836
Adobe, Inc.(a)	1,700	622,302
Advanced Micro Devices, Inc.(a)	2,100	160,587
Apple, Inc.	53,832	7,359,911
Applied Materials, Inc.	15,720	1,430,206
Cisco Systems, Inc.	17,250	735,540
Cognizant Technology Solutions Corp., Class A	4,600	310,454
Corning, Inc.	10,000	315,100
Crowdstrike Holdings, Inc., Class A(a)	3,375	568,890
Dell Technologies, Inc., Class C	1,624	75,045
Garmin Ltd.	1,600	157,200
HP, Inc.	15,600	511,368
International Business Machines Corp.	2,668	376,695
MasterCard, Inc., Class A	2,400	757,152
Microchip Technology, Inc.	6,450	374,616
Microsoft Corp.	21,939	5,634,593
NetApp, Inc.	2,600	169,624
NortonLifeLock, Inc.	27,700	608,292
NVIDIA Corp.	35,592	5,395,391
Oracle Corp.	28,375	1,982,561
Paychex, Inc.	3,850	438,400
QUALCOMM, Inc.	3,550	453,477
Texas Instruments, Inc.	11,775	1,809,229
Visa, Inc., Class A	7,150	1,407,764
Workday, Inc., Class A(a)	8,680	1,211,554
		34,066,787

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Utilities 3.71%
AES Corp.	4,000	$84,040
American Electric Power Co., Inc.	1,850	177,489
Dominion Energy, Inc.	12,000	957,720
Duke Energy Corp.	950	101,849
Edison International	2,100	132,804
NextEra Energy, Inc.	28,625	2,217,293
WEC Energy Group, Inc.	8,200	825,248
		4,496,443
Total Common Stocks
(Cost $70,825,685)		118,853,270

Preferred Stocks 1.47%

Financials 1.30%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	44,720
Arch Capital Group Ltd., Series F, 5.45%	2,000	45,700
Arch Capital Group Ltd., Series G, 4.55%	2,000	38,500
Athene Holding Ltd., Series C, 6.38%	2,000	50,800
Bank of America Corp., Series GG, 6.00%	4,000	100,840
Bank of America Corp., Series HH, 5.88%	2,000	49,400
Bank of America Corp., Series LL, 5.00%	2,000	42,580
Bank of America Corp., Series PP, 4.13%	3,333	61,961
Bank of America Corp., Series QQ, 4.25%	2,000	37,000
Bank of America Corp., Series SS, 4.75%	2,000	41,320
Charles Schwab Corp. (The), Series J, 4.45%	2,000	40,880
First Republic Bank, Series L, 4.25%	2,000	35,520
First Republic Bank, Series M, 4.00%	4,000	68,480
First Republic Bank, Series N, 4.50%	2,000	37,000
Globe Life, Inc., 4.25%	1,000	19,140
JPMorgan Chase & Co, Series MM, 4.20%	6,000	111,240
JPMorgan Chase & Co., Series EE, 6.00%	2,000	51,080
JPMorgan Chase & Co., Series JJ, 4.55%	2,000	39,240
JPMorgan Chase & Co., Series LL 4.63%	6,000	119,160
KeyCorp, Series G, 5.63%	2,000	48,960
KKR Group Finance Co. IX LLC, 4.63%	2,000	37,300
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	87,500
Morgan Stanley, Series O, 4.25%	2,000	36,120
Northern Trust Corp., Series E, 4.70%	1,360	29,444
Prudential Financial, Inc., 4.13%	705	14,480
Prudential Financial, Inc., 5.63%	2,000	50,140
RenaissanceRE Holdings Ltd., Series G, 4.20%	150	2,675
U.S. Bancorp, Series M, 4.00%	2,000	37,120
US Bancorp, Series O, 4.5%	2,000	40,520
Wells Fargo & Co., Series CC, 4.38%	4,000	72,040
Wells Fargo & Co., Series DD, 4.25%	5,000	87,900
		1,578,760
Real Estate 0.03%
Public Storage, Series P, 4.00%	2,000	36,540

Real Estate Investment Trusts (REITs) 0.04%
Digital Realty Trust, Inc., Series L, 5.20%	2,000	47,580

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Utilities 0.10%
Brookfield Infrastructure Partners LP, 5.00%	2,000	$36,660
DTE Energy Co., 4.38%	2,000	37,960
Entergy Louisiana LLC, 4.88%	2,000	48,440
		123,060
Total Preferred Stocks
(Cost $2,266,750)		1,785,940

Money Market Funds 1.44%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 1.38%(b)	1,739,543	1,739,543

Total Money Market Funds
(Cost $1,739,543)		1,739,543

Total Investments — 100.85%
(Cost $74,831,978)		122,378,753
Liabilities in Excess of Other Assets — (0.85)%		(998,822)
NET ASSETS — 100.00%		$121,379,931

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Municipal Bonds 101.98%

Arizona 1.17%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	$500,000	$551,206

California 5.94%
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	654,722
Los Angeles CA Department of Water & Power, Revenue Bonds, Callable 1/1/2029 @ 100, 5.25%, 7/1/2049	200,000	219,279
Los Angeles Community College District, General Obligation Refunding Bonds Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	500,164
Regents of the University of California Medical Center Pooled Revenue, Revenue Bond, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	145,425
San Francisco City & County Public Utilities Commission Water Revenue, Revenue Bonds, Callable 11/1/2030 @ 100, 5.00%, 11/1/2050	500,000	546,353
San Francisco City & County Public Utilities Commission Water Revenue, Revenue Bonds Series 2020 A, Callable 4/1/2028 @ 100, 4.00%, 10/1/2043	100,000	99,121
San Francisco Municipal Transportation Agency, Callable 3/1/2027 @ 100, 4.00%, 3/1/2046	200,000	195,047
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	268,639
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	175,932
		2,804,682
Connecticut 6.87%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	244,932
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	239,547
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	23,994
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	500,000
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	100,050
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	262,628
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	102,686
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	257,900
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	450,984
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	542,134
State of Connecticut, General Obligation Unlimited, 5.00%, 6/15/2024	250,000	263,879
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	258,647
		3,247,381
District of Columbia 2.84%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	324,217
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), 4.90%, 6/1/2040	280,000	280,736

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
District of Columbia (cont.)
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 10/1/2029 @ 100, 4.00%, 10/1/2049	$315,000	$307,425
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	269,375
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	161,736
		1,343,489
Florida 8.19%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	151,330
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,051,427
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	502,515
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, 5.00%, 10/1/2025	120,000	120,247
Miami Dade County FL Transit System Sales Surtax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 4.00%, 7/1/2050	500,000	479,734
Miami Dade County FL Water & Sewage System, Revenue Bonds, 4.00%, 10/1/2044	150,000	147,246
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	293,613
School Board of Miami-Dade County (The), Certificates of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,022,308
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	100,000
		3,868,420
Georgia 1.74%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	437,580
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2027 @ 100, 5.00%, 11/1/2047	125,000	133,722
Fulton County Development Authority, Georgia Tech Athletic Association, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	100,693
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	145,000	146,252
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	5,000	5,043
		823,290
Illinois 1.86%
Illinois State Finance Authority, Revenue Bonds Series 2020 A, Callable 4/1/2030 @ 100, 4.00%, 4/1/2050	900,000	879,999

Indiana 2.89%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds, Callable 10/1/2026 @ 100, 5.00%, 10/1/2046	600,000	634,220
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds, Callable 10/1/2030 @ 100, 5.00%, 10/1/2050	500,000	541,519
Indiana State Finance Authority Health Systems Revenue, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2051	200,000	188,557
		1,364,296

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Iowa 0.58%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	$250,000	$273,705

Louisiana 1.29%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	101,946
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, (OID), Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	506,838
		608,784
Maine 3.10%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	500,000
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Callable 7/1/2030 @ 100, 4.00%, 7/1/2045	385,000	369,941
Maine State Health & Higher Educational Facilities Authority Revenue, Revenue Bonds, Callable 7/1/2024 @ 100, 4.00%, 7/1/2044	250,000	259,282
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	95,000	93,610
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	95,000	93,365
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	92,164
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	50,000	53,969
		1,462,331
Maryland 0.84%
City of Baltimore MD, Water Projects, Revenue Bonds, Callable 7/1/2029 @ 100, 4.00%, 7/1/2049	405,000	394,396

Massachusetts 4.04%
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	524,727
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	239,342
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	192,741
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	130,000	129,762
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	40,000	40,379
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	65,000	65,041
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	60,000	60,028
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), 5.25%, 12/1/2035	5,000	5,031
Massachusetts School Building Authority, Revenue Bonds, Callable 2/15/2028 @ 100, 5.25%, 2/15/2048	500,000	542,597
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	108,254
		1,907,902

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Michigan 1.00%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	$500,000	$473,118

Minnesota 1.29%
Southern Minnesota Municipal Power Agency Power Supply System, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	565,000	610,069

Missouri 1.90%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	472,455
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	95,353
Missouri State Health & Educational Facilities Authority, Health Facilities Revenue. Revenue Bonds, Callable 11/15/2027 @ 100, 4.00%, 11/15/2049	360,000	331,289
		899,097
Nevada 1.56%
Nevada System of Higher Education, Certificates of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	739,168

New Jersey 4.36%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	130,602
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	164,692
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	306,785
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	257,411
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,043
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	477,957
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	161,033
New Jersey St Transportation Trust Fund Authority, Revenue Bonds, Callable 12/15/2030 @ 100, 4.00%, 6/15/2045	100,000	92,804
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	200,000
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	253,380
		2,059,707
New Mexico 1.06%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	501,010

New York 18.45%
City of New York NY, General Obligation Unlimited, Callable 10/1/2029 @ 100, 5.00%, 10/1/2039	145,000	158,811
City of New York NY, General Obligation Unlimited, Callable 3/1/2030 @ 100, 5.00%, 3/1/2043	150,000	162,040
City of New York NY, General Obligation Unlimited, Callable 4/1/2028 @ 100, 5.00%, 4/1/2043	195,000	207,347

See accompanying notes which are an integral part of these financial statements.

23

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
New York (cont.)
City of New York NY, General Obligation Unlimited, Callable 4/1/2028 @ 100, 5.00%, 4/1/2040	$305,000	$325,819
Hudson Yards Infrastructure Corp., Revenue Bonds Series 2017 A, Callable 2/15/2027 @ 100, 4.00%, 2/15/2044	575,000	554,895
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	52,346
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	262,131
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	270,288
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	262,994
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	270,265
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	101,318
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	236,847
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	251,054
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	149,763
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	266,246
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	268,367
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Callable 5/1/2027 @ 100, 4.00%, 5/1/2044	300,000	293,204
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	26,877
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds Series 2016 A-1, 5.00%, 8/1/2024	100,000	106,067
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	100,219
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	103,570
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	109,716
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2028 @ 100, 5.00%, 6/15/2049	500,000	537,915
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	280,150
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	416,726
New York State Dormitory Authority, Revenue Bonds, Callable 3/15/2028 @ 100, 5.00%, 3/15/2043	250,000	268,104
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,003
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	97,565
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	500,000	540,373
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	270,890
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	275,339
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 5/15/2031 @ 100, 5.00%, 11/15/2051	125,000	134,565

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
New York (cont.)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	$310,000	$330,591
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	109,274
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	267,932
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	104,421
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2030 @ 100, 5.00%, 11/15/2049	500,000	536,963
		8,715,995
North Carolina 0.44%
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	100,576
University of North Carolina at Charlotte (The), University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	107,772
		208,348
North Dakota 0.21%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	100,625

Ohio 0.99%
Hamilton County OH Hospital Facilities Revenue, Refunding Revenue Bonds, Callable 8/15/2030 @ 100, 4.00%, 8/15/2050	500,000	469,813

Oklahoma 0.54%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	253,045

Oregon 0.07%
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	35,000

Pennsylvania 10.66%
Allegheny County PA Hospital, Development Authority, Revenue Bonds, Callable 4/1/2028 @ 100, 4.00%, 4/1/2044	150,000	142,080
Chester County Health and Education, Revenue Bonds, Callable 9/1/2030 @ 100, 4.00%, 9/1/2050	500,000	475,224
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds Series 2021 C, Callable 10/1/2031 @ 100, 5.00%, 10/1/2046	500,000	550,639
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds Series 2021 C, Callable 10/1/2031 @ 100, 4.00%, 10/1/2051	500,000	472,221
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, Revenue Bonds, Callable 6/1/2028 @ 100, 4.00%, 6/1/2039	250,000	240,803
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue Bonds, Callable 7/1/2029 @ 100, 4.00%, 7/1/2049	500,000	469,158
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	93,316
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	95,653
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	88,867

See accompanying notes which are an integral part of these financial statements.

25

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Pennsylvania (cont.)
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	$100,000	$93,872
Pennsylvania State Economic Development Financing Authority, Revenue Bonds Series 2017 A, Callable 11/15/2027 @ 100, 4.00%, 11/15/2047	400,000	372,286
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	205,885
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	135,348
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	108,197
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	515,774
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005 A, 5.25%, 7/15/2028	150,000	172,648
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2030 @ 100, 5.00%, 11/1/2045	500,000	545,095
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	261,002
		5,038,068
Puerto Rico 0.53%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	250,000

South Dakota 0.61%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	245,591
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	45,000	44,774
		290,365
Tennessee 0.76%
City of Memphis, TN, General Improvement Refunding Bonds Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	102,779
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 5.00%, 7/1/2026	200,000	200,381
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	55,000	54,688
		357,848
Texas 11.07%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	500,000	535,128
City of Houston, TX, Refunding Revenue Bonds, Callable 3/1/2029 @ 100, 4.00%, 3/1/2049	500,000	490,137
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	270,253
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	497,901
Comal Independent School District, Unlimited Tax School Building Bonds, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	256,064
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	133,736
North Texas Tollway Authority Revenue, Revenue Bonds, Series 2017 A, Callable 1/1/2028 @ 100, 4.00%, 1/1/2043	470,000	462,767
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	242,956
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	213,005

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Texas (cont.)
San Antonio Water System, Revenue Bonds Series 2020 A, Callable 5/15/2030 @ 100, 5.00%, 5/15/2050	$205,000	$223,535
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	208,209
Texas State Water Development Board, Revenue Bonds Series 2019 A, Callable 10/15/2029 @ 100, 4.00%, 10/15/2037	500,000	513,443
Texas State Water Development Board, Revenue Bonds Series 2019 A, Callable 10/15/2029 @ 100, 4.00%, 10/15/2054	500,000	493,779
Texas State Water Development Board, Revenue Bonds, Callable 10/15/2028 @ 100, 5.00%, 4/15/2049	450,000	486,607
White Oak, TX, Independent School District, Unlimited Tax School Building Bonds, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	200,683
		5,228,203
Utah 1.71%
University of Utah (The), University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	258,788
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds, Callable 5/15/2026 @ 100, 5.00%, 5/15/2050	500,000	541,656
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, 5.25%, 1/1/2025	5,000	5,005
		805,449
Vermont 0.52%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	245,226

Virginia 0.55%
Virginia State Resource Authority Infrastructure, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	75,000	76,599
Virginia State Resource Authority Infrastructure, Revenue Bonds, Prerefunded, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	175,000	185,002
		261,601
Washington 2.18%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,030,258

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Wisconsin 0.17%
Wisconsin Housing & Economic Development Authority, State Multi- Family Housing, Revenue Bonds, (OID), 5.63%, 11/1/2035	80,000	$81,499

Total Municipal Bonds
(Cost $50,986,185)		48,183,393

Total Investments — 101.98%
(Cost $50,986,185)		48,183,393
Liabilities in Excess of Other Assets — (1.98)%		(933,781)
NET ASSETS — 100.00%		$47,249,612

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Common Stocks 13.99%

Communications 0.82%
Verizon Communications, Inc.	15,000	$761,250
Warner Bros Discovery, Inc.(a)	19	255
		761,505
Consumer Staples 1.16%
Philip Morris International, Inc.	11,000	1,086,140

Energy 7.22%
Chevron Corp.	8,500	1,230,630
Enbridge, Inc.	29,763	1,257,784
Kinder Morgan, Inc.	40,000	670,400
Phillips 66	8,000	655,920
TC Energy Corp.	20,536	1,063,970
Valero Energy Corp.	5,000	531,400
Williams Cos, Inc. (The)	42,500	1,326,425
		6,736,529
Financials 1.08%
Blackstone Group, Inc. (The), Class A	3,750	342,113
Blackstone Mortgage Trust, Inc., Class A	11,565	320,004
Citigroup, Inc.	7,500	344,925
		1,007,042
Health Care 2.01%
AbbVie, Inc.	11,000	1,684,760
Gilead Sciences, Inc.	3,000	185,430
		1,870,190
Real Estate 1.13%
City Office REIT, Inc.	10,000	129,500
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,000	378,600
Medical Properties Trust, Inc.	5,000	76,350
Physicians Realty Trust	2,000	34,900
Simon Property Group, Inc.	3,000	284,760
Spirit MTA REIT(a)(b)	2,000	850
Spirit Realty Capital, Inc.	4,000	151,120
		1,056,080
Utilities 0.57%
Duke Energy Corp.	5,000	536,050

Total Common Stocks
(Cost $10,155,635)		13,053,536

Preferred Stocks 18.57%

Financials 12.50%
Affiliated Managers Group, Inc., 4.20%	10,000	174,900
Affiliated Managers Group, Inc., 4.75%	10,000	197,700
Allstate Corp. (The), Series I, 4.75%	20,000	434,900
American Financial Group, Inc., 5.13%	15,000	331,050
American Financial Group, Inc., 5.63%	20,000	467,200
Athene Holding Ltd., Series C, 6.38%	10,000	254,000
Athene Holding Ltd., Series D, 4.88%	20,000	366,400

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Bank of America Corp., Series HH, 5.88%	8,000	$197,600
Bank of America Corp., Series LL, 5.00%	20,000	425,800
Bank of America Corp., Series NN, 4.38%	10,000	190,900
Bank of America Corp., Series PP, 4.13%	16,667	309,839
Bank of America Corp., Series QQ, 4.25%	10,000	185,000
Brighthouse Financial, Inc., Series C, 5.38%	20,000	385,600
Capital One Financial Corp, Series J, 4.80%	10,000	193,700
Capital One Financial Corp., Series K, 4.63%	12,334	231,633
CNO Financial Group, Inc., 5.13%	2,000	38,260
Equitable Holdings, Inc., Series C, 4.30%	20,000	358,200
First Republic Bank, Series J, 4.70%	20,000	389,200
First Republic Bank, Series K, 4.13%	13,667	239,172
First Republic Bank, Series L, 4.25%	10,000	177,600
First Republic Bank, Series N, 4.50%	10,000	185,000
Fulton Financial Corp., Series A, 5.13%	6,000	124,500
Huntington Bancshares, Inc., Series H, 4.50%	10,000	186,600
JPMorgan Chase & Co., Series EE, 6.00%	20,000	510,800
JPMorgan Chase & Co., Series GG, 4.75%	20,000	427,000
JPMorgan Chase & Co., Series JJ, 4.55%	10,000	196,200
KeyCorp, Series G, 5.63%	15,000	367,200
MetLife, Inc., Series F, 4.75%	25,000	562,500
Morgan Stanley, Series O, 4.25%	10,000	180,600
Northern Trust Corp., Series E, 4.70%	18,640	403,556
Prudential Financial, Inc., 4.13%	3,530	72,506
Prudential Financial, Inc., 5.63%	10,000	250,700
RenaissanceRE Holdings Ltd., Series G, 4.20%	500	8,916
Selective Insurance Group, Inc., Series B, 4.60%	1,000	18,580
State Street Corp., 5.35%	1,000	24,900
Truist Financial Corp., Series R, 4.75%	16,334	327,007
U.S. Bancorp, Series L, 3.75%	20,000	345,674
U.S. Bancorp, Series M, 4.00%	10,000	185,600
W.R. Berkley Corp., 5.10%	20,000	423,000
Washington Federal, Inc., Series A, 4.88%	10,000	182,200
Wells Fargo & Co., Series AA, 4.70%	20,000	386,600
Wells Fargo & Co., Series CC, 4.38%	20,000	360,200
Wells Fargo & Co., Series Z, 4.75%	20,000	389,000
		11,667,493
Real Estate 2.51%
Brookfield Property Partners LP, Series A, 5.75%	7,500	128,100
Diversified Healthcare Trust, 5.63%	26,660	433,891
Federal Realty Investment Trust, Series C, 5.00%	7,500	189,600
PS Business Parks, Inc., 5.20%	4,000	74,680
PS Business Parks, Inc., 5.25%	10,000	195,500
Public Storage, Series I, 4.88%	9,583	218,780
Public Storage, Series L, 4.63%	10,000	219,900
Public Storage, Series M, 4.13%	3,889	75,680
Public Storage, Series N, 3.88%	20,000	362,600
Public Storage, Series S, 4.10%	10,000	191,800
Vornado Realty Trust, 5.40%	12,298	254,692
		2,345,223
Technology 0.13%
Pitney Bowes, Inc., 6.70%	5,700	121,182

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Utilities 3.43%
BIP Bermuda Holdings I Ltd, 5.13%	10,000	$213,600
Brookfield Infrastructure Partners LP, 5.00%	10,000	183,300
Brookfield Infrastructure Partners LP, 5.13%	20,000	373,900
DTE Energy Co., Series G, 4.38%	20,000	389,400
Entergy Arkansas, Inc., 4.88%	20,000	485,000
Entergy Louisiana LLC, 4.88%	10,000	242,200
Entergy Mississippi, Inc., 4.90%	30,000	735,600
Southern Co., 4.95%	21,000	458,913
Southern Co., Series C, 4.20%	6,000	114,300
		3,196,213
Total Preferred Stocks
(Cost $21,149,294)		17,330,111

	Principal
	Amount
Collateralized Mortgage Obligations 0.08%
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%, 10/25/2035	$22,149	14,932
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%, 10/25/2035	23,944	16,143
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035	43,760	42,938

Total Collateralized Mortgage Obligations
(Cost $65,425)		74,013

Corporate Bonds 9.10%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	500,000	436,250
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169	100,000	88,862
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	100,591
Exelon Generation Co. LLC, 5.60%, 6/15/2042(b)(c)	400,000	348,781
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	322,162
General Electric Co., 5.16%, 12/29/2049	765,000	673,162
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	945,985
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	544,174
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	395,901
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	267,216
MetLife, Inc., 9.25%, 4/8/2038(c)	1,500,000	1,766,124
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,328,365
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	991,922
Valero Energy Corp., 8.75%, 6/15/2030	224,000	279,724

Total Corporate Bonds
(Cost $7,951,833)		8,489,219

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Municipal Bonds 58.13%

Alabama 2.20%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	$2,000,000	$2,055,509

Arizona 0.45%
Arizona School Facilities Board, School Improvements, Certificates of Participation, 6.00%, 9/1/2027	225,000	245,316
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	250,000	182,068
		427,384
California 5.33%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	496,456
California State University, Revenue Bonds Series 2020 B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	39,508
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	450,000	532,112
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	85,000	86,504
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	539,167
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	352,217
San Bernardino City Unified School District, School Improvements, Certificates of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,027,246
San Bernardino City Unified School District, School Improvements, Certificates of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	565,234
University of California Revenues, Revenue Bonds, 4.13%, 5/15/2045	530,000	500,442
University of California Revenues, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	260,000	285,672
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	247,979
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	286,333
		4,958,870
Colorado 0.67%
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	628,662

Connecticut 0.34%
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	280,000	314,169

Florida 3.85%
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificates of Participation, 7.17%, 6/1/2026	875,000	939,597
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	323,930
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	534,411
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,304,104
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	307,840
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	181,149
		3,591,031

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Georgia 4.52%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	$600,000	$580,298
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	1,422,000	1,630,725
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,002,402
		4,213,425
Hawaii 0.53%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	496,267

Idaho 0.43%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	400,000	400,472

Illinois 2.08%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	288,136
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,655,963
		1,944,099
Indiana 2.15%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 7/5/2023 @ 100, 3.95%, 7/5/2029	1,000,000	1,004,024
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2023 @ 100, 3.75%, 7/5/2028	1,000,000	1,002,270
		2,006,294
Kansas 0.28%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series 2020 B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	330,000	262,646

Kentucky 0.44%
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/1/2025	400,000	411,163

Massachusetts 0.47%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	125,000	134,207
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	287,352
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,028
		436,587
Michigan 1.47%
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, 6.20%, 5/1/2024	200,000	200,431
County of Macomb, MI, Retirement Facilties, General Obligation Limited, Callable 11/1/2025 @ 100, 4.13%, 11/1/2030	250,000	257,077
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	247,802
Michigan Finance Authority, School Improvements, Revenue Bonds, 6.38%, 11/1/2025	500,000	500,957
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	150,000	150,228

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Michigan (cont.)
St Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	$5,000	$5,012
		1,361,507
Mississippi 0.90%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding Bonds Series 2020 B, 2.44%, 2/1/2039	100,000	78,487
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	764,134
		842,621
Missouri 3.82%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,295,000	2,931,669
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	635,843
		3,567,512
Nebraska 0.23%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	212,165

Nevada 1.20%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	590,000	772,744
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.87%, 2/1/2040	250,000	347,100
		1,119,844
New Jersey 2.46%
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, 6.19%, 7/1/2040	500,000	500,642
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,796,541
		2,297,183
New York 5.86%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	156,857
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	106,933
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	513,009
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	222,749
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	223,032
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	392,169
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	145,000	161,519
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	137,289
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	580,000	606,329
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	599,049
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	896,637
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	1,115,000	1,108,927
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	165,549

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
New York (cont.)
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	$150,000	$180,378
		5,470,426
North Carolina 0.25%
County of Cabarrus, NC, School Improvements, Revenue Bonds, 5.50%, 4/1/2026	235,000	235,880

Ohio 3.62%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	657,706
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	480,000	555,661
Cincinnati City School District, Refunding Bonds, Certificates of Participation, (OID), Callable 12/15/2024 @ 100, 4.00%, 12/15/2032	200,000	196,843
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,266,761
Olentangy Local School District, General Obligation Unlimited Refunding Bonds, 3.50%, 12/1/2029	500,000	503,138
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited (School District Credit Program), 5.65%, 9/1/2031	200,000	200,317
		3,380,426
Pennsylvania 3.42%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	390,000	319,291
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	611,979
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	703,619
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	483,344
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,077,102
		3,195,335
Rhode Island 0.39%
Narragansett Bay Commission, Revenue Bonds Series 2020A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	366,291

Texas 1.49%
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	1,001,970
Grand Parkway Transportation Corp., Revenue Bonds Series 2020 B, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	100,000	80,340
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	303,976
		1,386,286
Virgin Islands 2.16%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,124,532
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	895,293
		2,019,825
Virginia 5.52%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,540,000	5,151,751

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Washington 1.50%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	$250,000	$275,266
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	264,061
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	598,304
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	273,734
		1,411,365
Wisconsin 0.10%
State of Wisconsin, General Obligation Unlimited, 2.35%, 5/1/2031	100,000	89,995

Total Municipal Bonds
(Cost $52,536,046)		54,254,990

Total Investments — 99.87%
(Cost $91,858,233)		93,201,869
Other Assets in Excess of Liabilities — 0.13%		124,376
NET ASSETS — 100.00%		$93,326,245

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM — Assured Guaranty Municipal Corp.

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Common Stocks 43.66%

Communications 6.79%
Alphabet, Inc., Class A(a)	250	$544,815
Alphabet, Inc., Class C(a)	190	415,615
AT&T, Inc.	4,114	86,229
Uber Technologies, Inc.(a)	4,000	81,840
Verizon Communications, Inc.	5,000	253,750
Walt Disney Co. (The)(a)	1,000	94,400
		1,476,649
Consumer Discretionary 3.88%
Amazon.com, Inc.(a)	3,500	371,735
Home Depot, Inc. (The)	1,000	274,270
Lennar Corp., Class A	2,800	197,596
		843,601
Energy 5.59%
Cheniere Energy Partners LP	2,300	103,201
Energy Transfer LP	17,350	173,153
Enterprise Products Partners LP	10,805	263,318
Kinder Morgan, Inc.	7,500	125,700
Magellan Midstream Partners LP	2,725	130,146
MPLX LP	8,850	257,977
Viper Energy Partners LP	3,200	85,376
Williams Cos, Inc. (The)	2,500	78,025
		1,216,896
Financials 4.89%
Blackstone Group, Inc. (The), Class A	5,500	501,765
Blackstone Mortgage Trust, Inc., Class A	3,207	88,738
Citigroup, Inc.	3,500	160,965
Fifth Third Bancorp	3,400	114,240
JPMorgan Chase & Co.	1,000	112,610
Starwood Property Trust, Inc.	4,175	87,216
		1,065,534
Health Care 2.81%
AbbVie, Inc.	4,000	612,640

Industrials 2.59%
Caterpillar, Inc.	700	125,132
Deere & Co.	1,150	344,390
Honeywell International, Inc.	550	95,596
		565,118
Materials 0.24%
Dow, Inc.	1,000	51,610

Real Estate Investment Trusts (REITs) 4.89%
Prologis, Inc.	3,000	352,950
Sun Communities, Inc.	714	113,783
Terreno Realty Corp.	7,000	390,110
Welltower, Inc.	1,160	95,526
WP Carey, Inc.	1,340	111,032
		1,063,401

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Technology 10.98%
Apple, Inc.	3,250	$444,340
Crowdstrike Holdings, Inc., Class A(a)	350	58,996
MasterCard, Inc., Class A	200	63,096
Microsoft Corp.	2,000	513,660
NVIDIA Corp.	8,180	1,240,006
Visa, Inc., Class A	350	68,912
		2,389,010
Utilities 1.00%
American Electric Power Co., Inc.	1,155	110,811
Duke Energy Corp.	1,000	107,210
		218,021
Total Common Stocks
(Cost $6,254,820)		9,502,480

Exchange-Traded Funds 0.76%

Exchange-Traded Funds 0.76%
ProShares Short S&P 500 ETF(a)	10,000	165,000

Total Exchange-Traded Funds
(Cost $152,650)		165,000

Preferred Stocks 11.06%

Financials 6.50%
Affiliated Managers Group, Inc., 4.20%	5,000	87,450
Arch Capital Group Ltd., Series G, 4.55%	5,000	96,250
Bank of America Corp., Series QQ, 4.25%	5,000	92,500
Bank of America Corp., Series SS, 4.75%	5,000	103,300
Brighthouse Financial, Inc. Series D, 4.63%	6,000	101,400
Capital One Financial Corp., Series K, 4.63%	6,166	115,798
First Republic Bank, Series K, 4.13%	1,333	23,328
Globe Life, Inc., 4.25%	1,000	19,140
JPMorgan Chase & Co., Series JJ, 4.55%	5,000	98,100
JPMorgan Chase & Co., Series LL 4.63%	6,000	119,160
Morgan Stanley, Series O, 4.25%	5,000	90,300
Prudential Financial, Inc., 4.13%	1,765	36,253
RenaissanceRE Holdings Ltd., Series G, 4.20%	350	6,241
Truist Financial Corp., Series R, 4.75%	8,166	163,483
U.S. Bancorp, Series L, 3.75%	10,000	172,837
Wells Fargo & Co., Series DD, 4.25%	5,000	87,900
		1,413,440
Real Estate 2.19%
Hudson Pacific Properties Inc., Series C, 4.75%	6,000	114,300
Public Storage, 5.05%	5,000	119,800
Public Storage, Series M, 4.13%	1,944	37,830
Public Storage, Series R, 4.00%	6,000	108,660
Public Storage, Series S, 4.10%	5,000	95,900
		476,490

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Shares	Market Value
Utilities 2.37%
Brookfield Infrastructure Partners LP, 5.13%	10,000	$186,950
Southern Co., 5.25%	14,000	329,280
		516,230
Total Preferred Stocks
(Cost $3,093,921)		2,406,160

	Principal
	Amount
Corporate Bonds 2.13%
Apple, Inc., 2.20%, 9/11/2029	$250,000	225,861
Microsoft Corp., 3.30%, 2/6/2027	240,000	239,007

Total Corporate Bonds
(Cost $499,181)		464,868

Municipal Bonds 42.63%

Arizona 2.93%
City of Tucson, AZ, Certificates of Participation, (AGM), 4.83%, 7/1/2034	620,000	637,434

California 4.78%
California State University, Revenue Bonds Series 2020 B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	39,507
City of Newport Beach, CA, Public Improvements, Certificates of Participation, 7.17%, 7/1/2040	800,000	1,001,637
		1,041,144
Florida 4.78%
Pasco County School Board, School Improvements, Certificates of Participation, 5.00%, 12/1/2037	1,000,000	1,039,504

Kansas 5.31%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,020,282
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series 2020 B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	170,000	135,303
		1,155,585
Nevada 0.60%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	130,973

New York 5.60%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	314,868
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	656,108
Port Authority of New York & New Jersey, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	246,890
		1,217,866

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2022 (UNAUDITED)

	Principal
	Amount	Market Value
Ohio 6.74%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	$1,000,000	$1,348,484
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	116,671
		1,465,155
Pennsylvania 4.80%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,045,071

Rhode Island 1.68%
Narragansett Bay Commission, Revenue Bonds Series 2020A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	366,291

Tennessee 3.37%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	500,000	634,417
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	98,149
		732,566
Texas 2.04%
Grand Parkway Transportation Corp., Revenue Bonds Series 2020 B, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	50,000	40,170
Texas Transportation Commission, General Obligation Unlimited, Callable 4/1/2030 @ 100, 2.56%, 4/1/2042	500,000	405,379
		445,549
Total Municipal Bonds
(Cost $9,427,153)		9,277,138

U.S. Government & Agency Obligations 1.11%
U.S. Treasury Notes 1.50%, 10/31/24	250,000	241,797

Total U.S. Government & Agency Obligations
(Cost $249,549)		241,797

Total Investments — 101.35%
(Cost $19,677,274)		22,057,443
Liabilities in Excess of Other Assets — (1.35)%		(294,668)
NET ASSETS — 100.00%		$21,762,775

(a)	Non-income producing security.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2022 (UNAUDITED)

	Spirit of America	Spirit of America		Spirit of America			Spirit of America
	Real Estate Income	Large Cap Value		Municipal Tax Free	Spirit of America		Income and
	and Growth Fund	Fund		Bond Fund	Income Fund		Opportunity Fund
ASSETS
Investments in securities at fair value (cost $84,247,583, $74,831,978, $50,986,185, $91,858,233 and $19,677,274)	$105,884,050	$122,378,753		$48,183,393	$93,201,869		$22,057,443
Cash	76,742	17,416		—	9,864		3,181
Receivable for investments sold	—	54,084		—	349,765		—
Receivable for Fund shares sold	—	108,283		48	58,649		48
Dividends and interest receivable	425,893	93,416		571,732	1,019,484		174,855
Prepaid expenses	35,188	38,344		26,049	33,939		19,327
TOTAL ASSETS	106,421,873	122,690,296		48,781,222	94,673,570		22,254,854
LIABILITIES
Line of credit payable	—	—		989,103	935,111		178,204
Payable for Fund shares redeemed	58,936	33,408		457,076	146,308		—
Payable for investments purchased	27,404	122,917		—	—		—
Payable for distributions to shareholders	1,182,081	971,167		28,109	149,824		274,707
Payable for investment advisory fees	85,692	100,884		13,893	41,778		8,191
Payable for distribution (12b-1) fees	26,164	31,433		6,207	20,210		4,991
Payable for accounting and administration fees	8,535	9,840		3,347	6,635		1,730
Chief Compliance Officer	439	509		177	349		89
Payable for transfer agent fees	1,510	2,274		1,281	4,104		1,399
Other accrued expenses	31,742	37,933		32,417	43,006		22,768
TOTAL LIABILITIES	1,422,503	1,310,365		1,531,610	1,347,325		492,079
NET ASSETS	$104,999,370	$121,379,931		$47,249,612	$93,326,245		$21,762,775

SOURCE OF NET ASSETS
As of June 30, 2022, net assets consisted of:Paid-in capital	$83,456,972	$67,127,549		$57,711,935	$89,590,850		$21,689,354
Accumulated earnings (deficit)	21,542,398	54,252,382		(10,462,323)	3,735,395		73,421
NET ASSETS	$104,999,370	$121,379,931		$47,249,612	$93,326,245		$21,762,775

NET ASSETS:
Class A Shares	$104,791,807	$121,183,367		$47,101,066	$92,868,532		$21,253,997
Class C Shares	$195,090	$182,854		$139,840	$446,272		$499,583
Institutional Shares	$12,473	$13,710		$8,706	$11,441		$9,195
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	10,373,067	5,331,839		5,495,257	8,474,594		2,496,742
Class C Shares	19,638	8,034		16,360	40,704		58,854
Institutional Shares	1,264	604		1,018	1,041		1,086
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares(a)	$10.10	$22.73		$8.57	$10.96		$8.51
Class C Shares(b)	$9.93	$22.76		$8.55	$10.96		$8.49
Institutional Shares	$9.87	$22.71	(c)	$8.55	$11.00	(c)	$8.47
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$10.66	$23.99		$9.00	$11.51		$8.93
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%		4.75%	4.75%		4.75%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than one year where an indirect commission was paid.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 13 months.

(c)	Per share amounts may not recalculate due to rounds of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

41

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

	Spirit of America	Spirit of America	Spirit of America		Spirit of America
	Real Estate Income	Large Cap Value	Municipal Tax Free	Spirit of America	Income and
	and Growth Fund	Fund	Bond Fund	Income Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$1,864,821	$1,295,351	$17	$979,321	$208,352
Foreign dividend taxes withheld	(255)	(2,538)	—	(10,355)	(3)
Interest	3,925	—	756,209	1,765,377	230,471
TOTAL INVESTMENT INCOME	1,868,491	1,292,813	756,226	2,734,343	438,820

EXPENSES
Investment advisory	574,957	676,986	161,211	317,162	83,186
Distribution (12b-1) — Class A	177,495	208,971	40,188	131,586	31,311
Distribution (12b-1) — Class C	1,022	1,276	720	2,197	2,687
Accounting and Administration	39,946	46,779	17,872	34,779	8,576
Registration	17,660	15,118	22,050	19,066	15,839
Auditing	13,001	13,002	13,001	13,001	13,001
Transfer agent	12,915	13,433	4,922	16,488	2,597
Sub transfer agent	11,455	11,954	4,281	14,517	2,168
Directors	9,631	11,376	4,407	8,551	2,080
Insurance	9,200	12,957	5,984	11,459	2,425
Printing	8,180	8,227	2,643	7,086	1,767
Custodian	7,695	7,772	2,528	4,469	2,380
Legal	6,624	7,581	2,802	5,467	1,381
Chief Compliance Officer	2,290	2,677	1,016	1,981	490
Line of credit	1,495	1,757	636	1,283	320
Pricing	854	1,395	16,815	10,224	2,338
Interest	78	1,540	5,822	6,692	718
Other	10,134	10,787	10,210	11,735	9,467
TOTAL EXPENSES	904,632	1,053,588	317,108	617,743	182,731
Fees waived by Adviser	—	—	(68,297)	(27,339)	(19,975)
NET EXPENSES	904,632	1,053,588	248,811	590,404	162,756
NET INVESTMENT INCOME	963,859	239,225	507,415	2,143,939	276,064

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	2,589,636	7,649,381	(28,558)	839,086	(71,739)
Net realized gain on foreign currency transactions	—	36	—	130	—
Net change in unrealized depreciation of investments	(36,673,198)	(40,132,055)	(5,328,833)	(14,026,834)	(5,780,065)
Net change in unrealized depreciation of foreign currency transactions	—	(1)	—	(169)	—
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(34,083,562)	(32,482,639)	(5,357,391)	(13,187,787)	(5,851,804)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,119,703)	$(32,243,414)	$(4,849,976)	$(11,043,848)	$(5,575,740)

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

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43

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income
	and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months		For the Six Months
	Ended	For the Year	Ended	For the Year
	June 30, 2022	Ended	June 30, 2022	Ended
	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021
OPERATIONS
Net investment income	$963,859	$696,749	$239,225	$82,027
Net realized gain (loss) on investment transactions	2,589,636	9,038,521	7,649,417	12,397,405
Net change in unrealized appreciation (depreciation) of investments	(36,673,198)	27,150,040	(40,132,056)	24,273,756
Net increase (decrease) in net assets resulting from operations	(33,119,703)	36,885,310	(32,243,414)	36,753,188
DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A	(4,280,497)	(7,553,255)	(3,647,588)	(9,337,158)
Class C	(7,440)	(8,233)	(4,623)	(17,585)
Institutional	(535)	(1,137)	(433)	(1,042)
Return of capital:
Class A	—	—	—	(895,843)
Class C	—	—	—	—
Institutional	—	—	—	(100)
Total distributions to shareholders	(4,288,472)	(7,562,625)	(3,652,644)	(10,251,728)
CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	15,494,272	28,594,738	10,125,581	21,872,349
Shares issued from reinvestment of distributions	3,100,764	5,568,843	2,675,460	7,628,189
Shares redeemed	(9,835,604)	(12,680,540)	(13,265,163)	(27,153,709)
Total – Class A Shares	8,759,432	21,483,041	(464,122)	2,346,829
Class C Shares:
Shares sold	63,049	121,522	12,500	42,925
Shares issued from reinvestment of distributions	5,091	4,841	961	5,368
Shares redeemed	(24,454)	(170,986)	(77,777)	(49,707)
Total – Class C Shares	43,686	(44,623)	(64,316)	(1,414)
Institutional Shares:
Shares issued from reinvestment of distributions	535	1,137	433	1,141
Shares redeemed	—	(3,759)	—	—
Total – Institutional Shares	535	(2,622)	433	1,141
Increase (decrease) in net assets derived from capital share transactions	8,803,653	21,435,796	(528,005)	2,346,556
Total increase (decrease) in Net Assets	(28,604,522)	50,758,481	(36,424,063)	28,848,016
NET ASSETS
Beginning of period	133,603,892	82,845,411	157,803,994	128,955,978
End of period	$104,999,370	$133,603,892	$121,379,931	$157,803,994
SHARE TRANSACTIONS
Class A Shares:
Shares sold	1,273,404	2,314,697	382,091	800,065
Shares issued from reinvestment of distributions	307,006	435,093	117,706	265,218
Shares redeemed	(801,714)	(1,057,494)	(493,656)	(998,594)
Total – Class A Shares	778,696	1,692,296	6,141	66,689
Class C Shares:
Shares sold	5,300	9,463	447	1,444
Shares issued from reinvestment of distributions	513	368	42	186
Shares redeemed	(1,982)	(15,675)	(2,892)	(1,944)
Total – Class C Shares	3,831	(5,844)	(2,403)	(314)
Institutional Shares:
Shares issued from reinvestment of distributions	55	92	19	40
Shares redeemed	—	(284)	—	—
Total – Institutional Shares	55	(192)	19	40

See accompanying notes which are an integral part of these financial statements.

44	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free				Spirit of America Income and
Bond Fund		Spirit of America Income Fund		Opportunity Fund
For the Six Months		For the Six Months		For the Six Months
Ended	For the Year	Ended	For the Year	Ended	For the Year
June 30, 2022	Ended	June 30, 2022	Ended	June 30, 2022	Ended
(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021	(Unaudited)	December 31, 2021

$507,415	$1,304,788	$2,143,939	$5,120,862	$276,064	$760,034
(28,558)	89,293	839,216	1,979,637	(71,739)	(307,945)
(5,328,833)	(836,051)	(14,027,003)	(1,401,531)	(5,780,065)	3,376,180

(4,849,976)	558,030	(11,043,848)	5,698,968	(5,575,740)	3,828,269

(506,566)	(1,301,229)	(1,976,743)	(6,116,674)	(732,869)	(708,804)
(758)	(3,363)	(7,008)	(18,434)	(15,152)	(13,035)
(91)	(196)	(243)	(636)	(328)	(292)

—	—	—	—	—	(815,342)
—	—	—	—	—	(14,995)
—	—	—	—	—	(336)
(507,415)	(1,304,788)	(1,983,994)	(6,135,744)	(748,349)	(1,552,804)

1,016,283	6,138,659	5,191,211	12,554,745	1,448,755	5,440,440
314,529	822,409	1,178,983	3,803,136	458,163	945,959
(11,283,992)	(14,769,755)	(19,666,666)	(31,949,311)	(3,486,067)	(4,180,353)
(9,953,180)	(7,808,687)	(13,296,472)	(15,591,430)	(1,579,149)	2,206,046

300	25,000	58,899	30,000	23,322	72,069
565	2,985	4,987	12,482	15,152	28,030
(150)	(203,464)	(325)	(67,248)	(2,321)	(109,004)
715	(175,479)	63,561	(24,766)	36,153	(8,905)

91	196	243	636	328	628
—	—	—	—	—	—
91	196	243	636	328	628

(9,952,374)	(7,983,970)	(13,232,668)	(15,615,560)	(1,542,668)	2,197,769
(15,309,765)	(8,730,728)	(26,260,510)	(16,052,336)	(7,866,757)	4,473,234

62,559,377	71,290,105	119,586,755	135,639,091	29,629,532	25,156,298
$47,249,612	$62,559,377	$93,326,245	$119,586,755	$21,762,775	$29,629,532

112,572	646,519	441,726	1,003,653	141,563	507,165
35,356	86,827	101,933	305,429	53,838	87,783
(1,261,410)	(1,558,623)	(1,687,922)	(2,554,740)	(352,736)	(395,418)
(1,113,482)	(825,277)	(1,144,263)	(1,245,658)	(157,335)	199,530

34	2,642	5,017	2,405	2,563	6,689
64	315	433	1,002	1,785	2,610
(16)	(21,691)	(27)	(5,444)	(240)	(10,343)
82	(18,734)	5,423	(2,037)	4,108	(1,044)

11	20	21	51	39	58
—	—	—	—	—	—
11	20	21	51	39	58

See accompanying notes which are an integral part of these financial statements.

45

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.90		$10.45	$11.96	$10.03	$11.65	$11.67

From Investment Operations:
Net investment income	0.11		0.08 [1]	0.15 [1]	0.09	0.15 [1]	0.14 [1]
Net realized and unrealized gain (loss) on investments	(3.48)		4.22	(0.81)	2.69	(0.92)	0.64
Total from investment operations	(3.37)		4.30	(0.66)	2.78	(0.77)	0.78

Less Distributions:
Distributions from net investment income	(0.43)		(0.14)	(0.11)	(0.09)	(0.40)	(0.80)
Distributions from net capital gains	—		(0.71)	(0.04)	(0.76)	(0.45)	—
Distributions from return of capital	—		—	(0.70)	—	—	—
Total distributions	(0.43)		(0.85)	(0.85)	(0.85)	(0.85)	(0.80)

Net Asset Value, End of Period	$10.10		$13.90	$10.45	$11.96	$10.03	$11.65
Total Return[2]	(24.28	)% [3]	42.03%	(5.13)%	28.06%	(6.85)%	6.79%

Ratios and Supplemental Data:
Net assets, end of period (000)	$104,792		$133,371	$82,609	$90,679	$80,761	$107,101
Ratio of net expenses to average net assets	1.53	% [4]	1.52%	1.59%	1.54%	1.54%	1.48%
Ratio of net investment income to average net assets	1.63	% [4]	0.68%	1.05%	0.74%	1.35%	1.18%
Portfolio turnover rate	2	% [3]	17%	18%	4%	4%	8%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

46	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.68		$10.26	$11.77	$9.90	$11.56	$11.61

From Investment Operations:
Net investment income	0.06		0.01 [1]	0.08 [1]	0.08	0.11 [1]	0.07 [1]
Net realized and unrealized gain (loss) on investments	(3.42)		4.14	(0.81)	2.57	(0.94)	0.63
Total from investment operations	(3.36)		4.15	(0.73)	2.65	(0.83)	0.70

Less Distributions:
Distributions from net investment income	(0.39)		(0.02)	(0.10)	(0.08)	(0.38)	(0.75)
Distributions from net capital gains	—		(0.71)	(0.04)	(0.70)	(0.45)	—
Distributions from return of capital	—		—	(0.64)	—	—	—
Total distributions	(0.39)		(0.73)	(0.78)	(0.78)	(0.83)	(0.75)

Net Asset Value, End of Period	$9.93		$13.68	$10.26	$11.77	$9.90	$11.56
Total Return[2]	(24.57	)% [3]	41.07%	(5.85)%	27.15%	(7.44)%	6.10%

Ratios and Supplemental Data:
Net assets, end of period (000)	$195		$216	$222	$211	$118	$41
Ratio of net expenses to average net assets	2.23	% [4]	2.22%	2.29%	2.24%	2.24%	2.18%
Ratio of net investment income to average net assets	0.95	% [4]	0.06%	0.41%	0.16%	0.97%	0.59%
Portfolio turnover rate	2	% [3]	17%	18%	4%	4%	8%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect CDSC.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

47

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the	For the
	Ended		Year Ended	Period Ended
	June 30, 2022		December 31,	December 31,
	(Unaudited)		2021	2020*
Net Asset Value, Beginning of Period	$13.60		$10.24	$9.67

From Investment Operations:
Net investment income	0.12		0.11 [1]	0.14	[1]
Net realized and unrealized gain (loss) on investments	(3.41)		4.14	1.31
Total from investment operations	(3.29)		4.25	1.45

Less Distributions:
Distributions from net investment income	(0.44)		(0.18)	(0.12)
Distributions from net capital gains	—		(0.71)	(0.04)
Distributions from return of capital	—		—	(0.72)
Total distributions	(0.44)		(0.89)	(0.88)

Net Asset Value, End of Period	$9.87		$13.60	$10.24
Total Return	(24.17	)% [2]	42.39%	15.52	% [2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$12		$16	$14
Ratio of net expenses to average net assets	1.23	% [3]	1.22%	1.29	% [3]
Ratio of net investment income to average net assets	1.91	% [3]	0.89%	1.53	% [3]
Portfolio turnover rate	2	% [2]	17%	18	% [2]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Not annualized.

[3]	Annualized.

See accompanying notes which are an integral part of these financial statements.

48	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.57		$24.47	$22.53	$18.53	$21.59	$19.01

From Investment Operations:
Net investment income	0.06		0.02 [1]	1.08 [1]	0.13 [1]	0.15 [1]	0.22 [1]
Net realized and unrealized gain (loss) on investments	(6.20)		7.05	2.26	5.27	(1.81)	3.56
Total from investment operations	(6.14)		7.07	3.34	5.40	(1.66)	3.78

Less Distributions:
Distributions from net investment income	(0.70)		(0.01)	(0.17)	(0.13)	(0.15)	(0.24)
Distributions from net capital gains	—		(1.79)	(0.90)	(0.80)	(0.78)	(0.24)
Distributions from return of capital	—		(0.17)	(0.33)	(0.47)	(0.47)	(0.72)
Total distributions	(0.70)		(1.97)	(1.40)	(1.40)	(1.40)	(1.20)

Net Asset Value, End of Period	$22.73		$29.57	$24.47	$22.53	$18.53	$21.59
Total Return[2]	(20.76	)% [3]	29.27%	15.49%	29.54%	(7.87)%	20.22%

Ratios and Supplemental Data:
Net assets, end of period (000)	$121,183		$157,478	$128,680	$113,819	$88,939	$101,054
Ratio of net expenses to average net assets	1.51	% [4]	1.50%	1.53%	1.52%	1.52%	1.47%
Ratio of net investment income to average net assets	0.34	% [4]	0.06%	0.82%	0.60%	0.70%	1.05%
Portfolio turnover rate	5	% [3]	11%	15%	8%	13%	3%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

49

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021		2020	2019		2018	2017
Net Asset Value, Beginning of Period	$29.56		$24.48		$22.59	$18.52		$21.62	$19.14

From Investment Operations:
Net investment income (loss)	(0.05)		(0.18	) [1]	0.88 [1]	(0.02	) [1]	— [1,2]	0.08 [1]
Net realized and unrealized gain (loss) on investments	(6.17)		7.05		2.30	5.26		(1.80)	3.57
Total from investment operations	(6.22)		6.87		3.18	5.24		(1.80)	3.65

Less Distributions:
Distributions from net investment income	(0.58)		—		(0.13)	(0.08)		(0.12)	(0.23)
Distributions from net capital gains	—		(1.79)		(0.90)	(0.80)		(0.78)	(0.24)
Distributions from return of capital	—		—		(0.26)	(0.29)		(0.40)	(0.70)
Total distributions	(0.58)		(1.79)		(1.29)	(1.17)		(1.30)	(1.17)

Net Asset Value, End of Period	$22.76		$29.56		$24.48	$22.59		$18.52	$21.62
Total Return[3]	(21.05	)% [4]	28.37%		14.70%	28.59%		(8.50)%	19.37%

Ratios and Supplemental Data:
Net assets, end of period (000)	$183		$308		$263	$40		$83	$39
Ratio of net expenses to average net assets	2.21	% [5]	2.20%		2.23%	2.22%		2.22%	2.17%
Ratio of net investment income (loss) to average net assets	(0.38	)% [5]	(0.64)%		(0.09)%	(0.10)%		0.01%	0.39%
Portfolio turnover rate	5	% [4]	11%		15%	8%		13%	3%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Rounds to less than 0.05 per share.

[3]	Calculation does not reflect CDSC.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the	For the
	Ended		Year Ended	Period Ended
	June 30, 2022		December 31,	December 31,
	(Unaudited)		2021	2020*
Net Asset Value, Beginning of Period	$29.56		$24.46	$19.57

From Investment Operations:
Net investment income	0.11		0.10 [1]	1.02	[1]
Net realized and unrealized gain (loss) on investments	(6.22)		7.06	5.34
Total from investment operations	(6.11)		7.16	6.36

Less Distributions:
Distributions from net investment income	(0.74)		(0.02)	(0.19)
Distributions from net capital gains	—		(1.79)	(0.90)
Distributions from return of capital	—		(0.25)	(0.38)
Total distributions	(0.74)		(2.06)	(1.47)

Net Asset Value, End of Period	$22.71		$29.56	$24.46
Total Return	(20.67	)% [2]	29.64%	33.28	% [2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$14		$17	$13
Ratio of net expenses to average net assets	1.21	% [3]	1.20%	1.23	% [3]
Ratio of net investment income to average net assets	0.64	% [3]	0.36%	0.80	% [3]
Portfolio turnover rate	5	% [2]	11%	15	% [2]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Not annualized.

[3]	Annualized.

See accompanying notes which are an integral part of these financial statements.

51

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021	2020	2019		2018		2017
Net Asset Value, Beginning of Period	$9.44		$9.54	$9.45	$9.26		$9.47		$9.33

From Investment Operations:
Net investment income	0.08		0.18	0.24	0.27		0.30		0.30
Net realized and unrealized gain (loss) on investments	(0.87)		(0.10)	0.09	0.19		(0.21)		0.14
Total from investment operations	(0.79)		0.08	0.33	0.46		0.09		0.44

Less Distributions:
Distributions from net investment income	(0.08)		(0.18)	(0.24)	(0.27)		(0.30)		(0.30)
Total distributions	(0.08)		(0.18)	(0.24)	(0.27)		(0.30)		(0.30)

Net Asset Value, End of Period	$8.57		$9.44	$9.54	$9.45		$9.26		$9.47
Total Return[1]	(8.35	)% [2]	0.88%	3.56%	5.06%		0.96%		4.75%

Ratios and Supplemental Data:
Net assets, end of period (000)	$47,101		$62,397	$70,947	$69,002		$72,818		$99,159
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.18	% [3,4]	1.10%	1.11%	1.13	% [5]	1.11	% [5]	1.02	% [6]
After expense waiver or recoupment	0.93	% [3,4]	0.90%	0.90%	0.92	% [5]	0.92	% [5]	0.91	% [6]
Ratio of net investment income to average net assets	1.89	% [3]	1.94%	2.55%	2.92%		3.21%		3.16%
Portfolio turnover rate	—	% [2]	11%	18%	6%		—%		5%

[1]	Calculation does not reflect sales load.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.03%.

[5]	Includes interest expense of 0.02%.

[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021	2020	2019		2018		2017
Net Asset Value, Beginning of Period	$9.42		$9.52	$9.43	$9.23		$9.45		$9.31

From Investment Operations:
Net investment income	0.05		0.10	0.16	0.19		0.22		0.22
Net realized and unrealized gain (loss) on investments	(0.87)		(0.10)	0.09	0.20		(0.22)		0.14
Total from investment operations	(0.82)		—	0.25	0.39		—		0.36

Less Distributions:
Distributions from net investment income	(0.05)		(0.10)	(0.16)	(0.19)		(0.22)		(0.22)
Total distributions	(0.05)		(0.10)	(0.16)	(0.19)		(0.22)		(0.22)

Net Asset Value, End of Period	$8.55		$9.42	$9.52	$9.43		$9.23		$9.45
Total Return[1]	(8.76	)% [2]	0.03%	2.70%	4.30%		0.00%		3.87%

Ratios and Supplemental Data:
Net assets, end of period (000)	$140		$153	$333	$335		$155		$80
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.03	% [3,4]	1.95%	1.96%	1.98	% [5]	1.96	% [5]	1.87	% [6]
After expense waiver or recoupment	1.78	% [3,4]	1.75%	1.75%	1.77	% [5]	1.77	% [5]	1.76	% [6]
Ratio of net investment income to average net assets	1.05	% [3]	1.11%	1.71%	2.03%		2.27%		2.31%
Portfolio turnover rate	—	% [2]	11%	18%	6%		—%		5%

[1]	Calculation does not reflect CDSC.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.03%.

[5]	Includes interest expense of 0.02%.

[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

53

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the	For the
	Ended		Year Ended	Period Ended
	June 30, 2022		December 31,	December 31,
	(Unaudited)		2021	2020*
Net Asset Value, Beginning of Period	$9.42		$9.52	$9.28

From Investment Operations:
Net investment income	0.09		0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.87)		(0.10)	0.24
Total from investment operations	(0.78)		0.10	0.40

Less Distributions:
Distributions from net investment income	(0.09)		(0.20)	(0.16)
Total distributions	(0.09)		(0.20)	(0.16)

Net Asset Value, End of Period	$8.55		$9.42	$9.52
Total Return	(8.30	)% [1]	1.03%	4.37	% [1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$9		$9	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.03	% [2,3]	0.95%	0.96	% [2]
After expense waiver or recoupment	0.78	% [2,3]	0.75%	0.75	% [2]
Ratio of net investment income to average net assets	2.05	% [2]	2.08%	2.60	% [2]
Portfolio turnover rate	—	% [1]	11%	18	% [1]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Not annualized.

[2]	Annualized.

[3]	Includes interest expense of 0.03%.

See accompanying notes which are an integral part of these financial statements.

54	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021		2020	2019		2018		2017
Net Asset Value, Beginning of Period	$12.39		$12.44		$12.21	$11.42		$12.06		$11.72

From Investment Operations:
Net investment income	0.24		0.50		0.44	0.44		0.44		0.48
Net realized and unrealized gain (loss) on investments	(1.45)		0.06		0.26	0.87		(0.54)		0.39
Total from investment operations	(1.21)		0.56		0.70	1.31		(0.10)		0.87

Less Distributions:
Distributions from net investment income	(0.22)		(0.46)		(0.43)	(0.39)		(0.48)		(0.48)
Distributions from net capital gains	—		(0.15)		(0.04)	(0.07)		—		—
Distributions from return of capital	—		—		—	(0.06)		(0.06)		(0.05)
Total distributions	(0.22)		(0.61)		(0.47)	(0.52)		(0.54)		(0.53)

Net Asset Value, End of Period	$10.96		$12.39		$12.44	$12.21		$11.42		$12.06
Total Return[1]	(9.83	)% [2]	4.59%		5.95%	11.64%		(0.87)%		7.51%

Ratios and Supplemental Data:
Net assets, end of period (000)	$92,869		$119,137		$135,162	$132,166		$136,223		$205,138
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.17	% [3,4]	1.14	% [5]	1.15%	1.14	% [5]	1.13	% [4]	1.05%
After expense waiver or recoupment	1.12	% [3,4]	1.11	% [5]	1.10%	1.11	% [5]	1.12	% [4]	1.10%
Ratio of net investment income to average net assets	4.06	% [3]	3.98%		3.70%	3.74%		3.87%		4.00%
Portfolio turnover rate	—	% [2]	4%		20%	3%		1%		—%

[1]	Calculation does not reflect sales load.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.02%.

[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

55

SPIRIT OF AMERICA INCOME FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021		2020	2019		2018		2017
Net Asset Value, Beginning of Period	$12.39		$12.45		$12.22	$11.43		$12.08		$11.73

From Investment Operations:
Net investment income	0.19		0.40		0.36	0.38		0.38		0.39
Net realized and unrealized gain (loss) on investments	(1.44)		0.06		0.25	0.84		(0.58)		0.39
Total from investment operations	(1.25)		0.46		0.61	1.22		(0.20)		0.78

Less Distributions:
Distributions from net investment income	(0.18)		(0.37)		(0.34)	(0.32)		(0.40)		(0.39)
Distributions from net capital gains	—		(0.15)		(0.04)	(0.07)		—		—
Distributions from return of capital	—		—		—	(0.04)		(0.05)		(0.04)
Total distributions	(0.18)		(0.52)		(0.38)	(0.43)		(0.45)		(0.43)

Net Asset Value, End of Period	$10.96		$12.39		$12.45	$12.22		$11.43		$12.08
Total Return[1]	(10.16	)% [2]	3.72%		5.18%	10.79%		(1.69)%		6.77%

Ratios and Supplemental Data:
Net assets, end of period (000)	$446		$437		$465	$422		$293		$132
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.92	% [3,4]	1.89	% [5]	1.90%	1.89	% [5]	1.88	% [4]	1.80%
After expense waiver or recoupment	1.87	% [3,4]	1.86	% [5]	1.85%	1.86	% [5]	1.87	% [4]	1.85%
Ratio of net investment income to average net assets	3.36	% [3]	3.23%		2.92%	2.97%		3.12%		3.24%
Portfolio turnover rate	1	% [2]	4%		20%	3%		1%		—%

[1]	Calculation does not reflect CDSC.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.02%.

[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

56	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the		For the
	Ended		Year Ended		Period Ended
	June 30, 2022		December 31,		December 31,
	(Unaudited)		2021		2020*
Net Asset Value, Beginning of Period	$12.43		$12.48		$11.66

From Investment Operations:
Net investment income	0.25		0.53		0.31
Net realized and unrealized gain (loss) on investments	(1.44)		0.07		0.83
Total from investment operations	(1.19)		0.60		1.14

Less Distributions:
Distributions from net investment income	(0.24)		(0.50)		(0.28)
Distributions from net capital gains	—		(0.15)		(0.04)
Total distributions	(0.24)		(0.65)		(0.32)

Net Asset Value, End of Period	$11.00		$12.43		$12.48
Total Return	(9.68	)% [1]	4.83%		9.89	% [1]

Ratios and Supplemental Data:
Net assets, end of period (000)	$11		$13		$12
Ratio of expenses to average net assets:
Before expense waiver or recoupment	0.92	% [2,3]	0.89	% [4]	0.90	% [2]
After expense waiver or recoupment	0.87	% [2,3]	0.86	% [4]	0.85	% [2]
Ratio of net investment income to average net assets	4.31	% [2]	4.21%		3.80	% [2]
Portfolio turnover rate	1	% [1]	4%		20	% [1]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Not annualized.

[2]	Annualized.

[3]	Includes interest expense of 0.02%.

[4]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

57

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021	2020	2019		2018		2017
Net Asset Value, Beginning of Period	$10.93		$10.02	$9.64	$9.12		$9.87		$9.50

From Investment Operations:
Net investment income	0.12		0.30 [1]	0.22	0.38		0.16		0.32
Net realized and unrealized gain (loss) on investments	(2.24)		1.21	0.76	0.74		(0.52)		0.47
Total from investment operations	(2.12)		1.51	0.98	1.12		(0.36)		0.79

Less Distributions:
Distributions from net investment income	(0.30)		(0.28)	(0.23)	(0.33)		(0.16)		(0.33)
Distributions from return of capital	—		(0.32)	(0.37)	(0.27)		(0.23)		(0.09)
Total distributions	(0.30)		(0.60)	(0.60)	(0.60)		(0.39)		(0.42)

Net Asset Value, End of Period	$8.51		$10.93	$10.02	$9.64		$9.12		$9.87
Total Return[2]	(19.40	)% [3]	15.24%	10.46%	12.37%		(3.70)%		8.41%

Ratios and Supplemental Data:
Net assets, end of period (000)	$21,254		$29,021	$24,589	$23,029		$25,177		$52,523
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.41	% [4,5]	1.40%	1.46%	1.43	% [5]	1.33	% [6]	1.15%
After expense waiver or recoupment	1.26	% [4,5]	1.25%	1.25%	1.26	% [5]	1.27	% [6]	1.25%
Ratio of net investment income to average net assets	2.18	% [4]	2.82%	2.22%	3.82%		1.89%		3.24%
Portfolio turnover rate	2	% [3]	7%	19%	23%		4%		6%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Not annualized.

[4]	Annualized.

[5]	Includes interest expense of 0.01%.

[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

58	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months
	Ended
	June 30, 2022		For the Year Ended December 31
	(Unaudited)		2021	2020	2019		2018		2017
Net Asset Value, Beginning of Period	$10.90		$9.99	$9.62	$9.10		$9.85		$9.48

From Investment Operations:
Net investment income	0.11		0.22 [1]	0.14	0.34		0.12		0.24
Net realized and unrealized gain (loss) on investments	(2.25)		1.21	0.76	0.70		(0.55)		0.47
Total from investment operations	(2.14)		1.43	0.90	1.04		(0.43)		0.71

Less Distributions:
Distributions from net investment income	(0.27)		(0.24)	(0.20)	(0.29)		(0.13)		(0.27)
Distributions from return of capital	—		(0.28)	(0.33)	(0.23)		(0.19)		(0.07)
Total distributions	(0.27)		(0.52)	(0.53)	(0.52)		(0.32)		(0.34)

Net Asset Value, End of Period	$8.49		$10.90	$9.99	$9.62		$9.10		$9.85
Total Return[2]	(19.67	)% [3]	14.48%	9.62%	11.58%		(4.43)%		7.61%

Ratios and Supplemental Data:
Net assets, end of period (000)	$500		$597	$557	$435		$394		$285
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.16	% [4,5]	2.15%	2.21%	2.18	% [5]	2.08	% [6]	1.90%
After expense waiver or recoupment	2.01	% [4,5]	2.00%	2.00%	2.01	% [5]	2.02	% [6]	2.00%
Ratio of net investment income to average net assets	1.45	% [4]	2.10%	1.48%	3.08%		1.14%		2.50%
Portfolio turnover rate	2	% [3]	7%	19%	23%		4%		6%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect CDSC.

[3]	Not annualized.

[4]	Annualized.

[5]	Includes interest expense of 0.01%.

[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

59

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months		For the	For the
	Ended		Year Ended	Period Ended
	June 30, 2022		December 31,	December 31,
	(Unaudited)		2021	2020*
Net Asset Value, Beginning of Period	$10.88		$9.97	$9.16

From Investment Operations:
Net investment income	0.12		0.33 [1]	0.15
Net realized and unrealized gain (loss) on investments	(2.22)		1.20	1.28
Total from investment operations	(2.10)		1.53	1.43

Less Distributions:
Distributions from net investment income	(0.31)		(0.29)	(0.23)
Distributions from return of capital	—		(0.33)	(0.39)
Total distributions	(0.31)		(0.62)	(0.62)

Net Asset Value, End of Period	$8.47		$10.88	$9.97
Total Return	(19.27	)% [2]	15.59%	15.99	% [2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$9		$11	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.16	% [3,4]	1.15%	1.21	% [3]
After expense waiver or recoupment	1.01	% [3,4]	1.00%	1.00	% [3]
Ratio of net investment income to average net assets	2.45	%3	3.10%	2.27	% [3]
Portfolio turnover rate	2	%2	7%	19	% [2]

*	For the period May 1, 2020 (commencement of operations) to December 31, 2020.

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Not annualized.

[3]	Annualized.

[4]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

60	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS  |  JUNE 30, 2022 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. This report includes the following funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”) commenced operations on January 9, 1998. The Real Estate Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Value Fund”) commenced operations on August 1, 2002. The Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Fund”) commenced operations on February 29, 2008. The Municipal Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) commenced operations on July 8, 2013. The Opportunity Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long-term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high-yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”).

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.25% for Real Estate Fund and Value Fund, and 4.75% for Municipal Fund, Income Fund and Opportunity Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

61

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022 (UNAUDITED)

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2022 is as follows:

	Value Inputs
Real Estate Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$101,667,380	$—	$485	$101,667,865
Preferred Stocks*	2,304,960	—	—	2,304,960
Municipal Bonds	—	162,119	—	162,119
Money Market Funds	1,749,106	—	—	1,749,106
Total	$105,721,446	$162,119	$485	$105,884,050

Value Fund
Assets:
Common Stocks*	$118,853,270	$—	$—	$118,853,270
Preferred Stocks*	1,785,940	—	—	1,785,940
Money Market Funds	1,739,543	—	—	1,739,543
Total	$122,378,753	$—	$—	$122,378,753

Municipal Fund
Assets:	$—	$48,183,393	$—	$48,183,393
Municipal Bonds
Total	$—	$48,183,393	$—	$48,183,393

62	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022 (UNAUDITED)

	Value Inputs
Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$13,052,686	$—	$850	$13,053,536
Preferred Stocks*	17,330,111	—	—	17,330,111
Collateralized Mortgage Obligations	—	74,013	—	74,013
Corporate Bonds	—	8,140,438	348,781	8,489,219
Municipal Bonds	—	54,254,990	—	54,254,990
Total	$30,382,797	$62,469,441	$349,631	$93,201,869

Opportunity Fund
Assets:
Common Stocks*	$9,502,480	$—	$—	$9,502,480
Exchange-Traded Funds	165,000	—	—	165,000
Preferred Stocks*	2,406,160	—	—	2,406,160
Corporate Bonds	—	464,868	—	464,868
Municipal Bonds	—	9,277,138	—	9,277,138
U.S. Government & Agency Obligations	—	241,797	—	241,797
Total	$12,073,640	$9,983,803	$—	$22,057,443

*	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Real Estate Fund’s significant Level 3 fair value measurements as of June 30, 2022:

Quantitative Information about Significant Level 3 Fair Value Measurements

Asset Category	Fair Value At June 30, 2022	Valuation Techniques	Unobservable Input(s)	Range

Common Stocks	$485	Asset Liquidation Analysis	Liquidation Proceeds	N/A

63

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of June 30, 2022:

Quantitative Information about Significant Level 3 Fair Value Measurements

	Fair Value At
Asset Category	June 30, 2022	Valuation Techniques	Unobservable Input(s)	Range

Common Stocks	$850	Asset Liquidation Analysis	Liquidation Proceeds	N/A
Corporate Bonds	$348,781	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Real Estate Fund:

Change in
	Balance as of		unrealized
	December 31,	Amortization/	appreciation	Balance as of
	2021	Accretion	(depreciation)	June 30, 2022
Common Stocks	$485	$—	$—	$485

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

			Change in
	Balance as of		unrealized
	December 31,	Amortization/	appreciation	Balance as of
	2021	Accretion	(depreciation)	June 30, 2022
Common Stocks	$850	$—	$—	$850
Corporate Bonds	426,317	(275)	(77,261)	348,781

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of its net investment income and capital gains to shareholders each year. The Real Estate Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.85 per share. The Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Opportunity Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.60 per share. For the Income Fund and Municipal Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

64	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022 (UNAUDITED)

The Real Estate Fund, Value Fund and Opportunity Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific fund of the Company are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Fund, Value Fund and Opportunity Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds did not use derivatives for the six months ended June 30, 2022.

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2022, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Real Estate Fund	$17,968,138	$9,195,963
Value Fund	7,645,728	13,362,035
Municipal Fund	—	8,068,280
Income Fund	884,468	12,867,692
Opportunity Fund	417,637	1,235,022

The Opportunity Fund had sales of U.S. Treasury Notes in the amount of $648,745 during the period ended June 30, 2022. There were no other purchases or sales of Long Term U.S. Government Obligations during the six months ended June 30, 2022.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

		Advisory
Fund	Fee Rate	Fees Earned
Real Estate Fund	0.97%	$574,957
Value Fund	0.97%	676,986
Municipal Fund	0.60%	161,211
Income Fund	0.60%	317,162
Opportunity Fund	0.65%	83,186

65

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022 (UNAUDITED)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the following funds (based on average daily net assets) through May 1, 2023 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the six months ended June 30, 2022, the Adviser waived advisory fees, as indicated:

			Institutional	Fees Recouped
Fund	Class A	Class C	Shares	(Waived)
Municipal Fund	0.90%	1.75%	0.75%	$(68,297)
Income Fund	1.10%	1.85%	0.85%	$(27,339)
Opportunity Fund	1.25%	2.00%	1.00%	$(19,975)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Municipal	Income	Opportunity
Recoverable through	Fund	Fund	Fund
December 31, 2022	$68,159	$10,063	$19,664
December 31, 2023	146,088	60,762	49,944
December 31, 2024	133,559	41,389	41,152
June 30, 2025	68,297	27,339	19,975

The Funds’ Class A and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2022, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A		Class C
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Fund	0.30%	$177,495	1.00%	$1,022
Value Fund	0.30%	208,971	1.00%	1,276
Municipal Fund	0.15%	40,188	1.00%	720
Income Fund	0.25%	131,586	1.00%	2,197
Opportunity Fund	0.25%	31,311	1.00%	2,687

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the six months ended June 30, 2022, sales charges received by the Distributor from each of the Funds were as follows:

	Front-End Sales	CDSC Fees
	Charges Received	Received by
Fund	by Distributor	Distributor
Real Estate Fund	$717,849	$3,798
Value Fund	442,495	3,343
Municipal Fund	48,153	4,503
Income Fund	237,154	—
Opportunity Fund	60,678	—

66	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022 (UNAUDITED)

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the six months ended June 30, 2022, the Funds were allocated $8,454 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The performance of the Municipal Fund, Income Fund and Opportunity Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Funds may invest in junk bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk of lower grade securities, which is the possibility that taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

The Real Estate Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates.

To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

The Value Fund may, at times, concentrate its investments in a particular sector, such as information technology, if the Adviser believes stocks in that particular sector are performing more favorably. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk. The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds, and should be read carefully before investing.

67

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022 (UNAUDITED)

Note 7 – Restricted Securities

Securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2022, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

Issuer Description	Acquisition	Principal
Corporate Bonds	Date	Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$418,737	$348,781
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,1001,874	$1,766,124

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2022, were as follows:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation/	Cost Basis of
Fund	Appreciation	Depreciation	(Depreciation) (a)	Investments
Real Estate Fund	$26,830,892	$(5,263,945)	$21,566,947	$84,317,103
Value Fund	49,872,468	(2,273,374)	47,599,094	74,779,659
Municipal Fund	225,042	(3,030,110)	(2,805,068)	50,988,461
Income Fund	7,614,830	(6,061,076)	1,553,754	91,648,115
Opportunity Fund	3,967,216	(1,564,326)	2,402,890	19,654,553

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the year ended December 31, 2021, was as follows:

	Ordinary	Tax Exempt	Net Long-Term	Return of	Total
Fund	Income	Income	Capital Gains	Capital	Distributions
Real Estate Fund	$1,197,033	$—	$6,365,592	$—	$7,562,625
Value Fund	56,631	—	9,299,154	895,943	10,251,728
Municipal Fund	5,505	1,299,283	—	—	1,304,788
Income Fund	4,734,199	—	1,401,545	—	6,135,744
Opportunity Fund	722,131	—	—	830,673	1,552,804

68	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022 (UNAUDITED)

At December 31, 2021, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
Fund	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Losses)
Real Estate Fund	$—	$710,428	$—	$—	$58,240,145	$58,950,573
Value Fund	—	2,453,631	—	(36,341)	87,731,150	90,148,440
Municipal Fund	2	—	—	(7,628,699)	2,523,765	(5,104,932)
Income Fund	—	1,182,501	—	—	15,580,736	16,763,237
Opportunity Fund	—	—	—	(1,785,445)	8,182,955	6,397,510

At December 31, 2021, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Fund	2,770,179	4,858,520	7,628,699
Opportunity Fund	1,785,445	—	1,785,445

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2021, the following Fund’s deferred post October capital and late year ordinary losses as follows:

		Qualified
	Post-October	Late Year
Fund	Capital Losses	Ordinary Losses
Value Fund	$36,325	$16

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments expiring on May 19, 2023. Borrowings under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Company is the lesser of $3,000,000 or 10% of the Spirit of America Funds’ daily market value. At June 30, 2022, the Municipal Fund, Income Fund and Opportunity Fund had outstanding borrowings of $989,103, 935,111 and $178,204, respectively. During the period ended June 30, 2022, each Fund’s borrowing activity was as follows:

	Real Estate				Income &
	Income and	Large Cap	Municipal Tax		Opportunity
	Growth Fund	Value Fund	Free Bond Fund	Income Fund	Fund
Total bank line of credit as of June 30, 2022	$3,000,000	$3,000,000	$2,010,897	$2,064,889	$2,821,796
Average borrowings during period	64,989	111,690	100,545	125,064	31,226
Number of days outstanding*	5	35	75	76	46
Average interest rate during period	2.163%	2.141%	2.107%	2.170%	2.141%
Highest balance drawn during period	91,000	486,297	508,185	561,343	208,323
Highest balance interest rate	3.134%	3.134%	3.134%	3.134%	3.134%
Interest expense incurred	$78	$1,540	$5,822	$6,692	$718
Interest rate at June 30, 2022	3.134%	3.134%	3.134%	3.134%	3.134%

*	Number of days outstanding represents the total days during the period ended June 30, 2022 that each Fund utilized the line of credit.

69

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2022 (UNAUDITED)

Note 10 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Note 11 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

70	SPIRIT OF AMERICA

LIQUIDITY RISK MANAGEMENT PROGRAM  |  JUNE 30, 2022 (UNAUDITED)

Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Directors approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board of Directors for consideration at its meeting held on May 19, 2022. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program was adequately designed and (ii) the Program has been effectively implemented.

71

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2022 TO JUNE 30, 2022

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2022 to June 30, 2022.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

72	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONT.)

FOR THE SIX MONTH PERIOD JANUARY 1, 2022 TO JUNE 30, 2022

		Beginning	Ending		Expenses
		Account Value	Account Value	Annualized	Paid During
Real Estate Fund		January 1, 2022	June 30, 2022	Expense Ratio	the Period[1]
Class A	Actual	$1,000.00	$757.20	1.53%	$6.67
	Hypothetical[2]	$1,000.00	$1,017.21	1.53%	$7.65
Class C	Actual	$1,000.00	$754.30	2.23%	$9.70
	Hypothetical[2]	$1,000.00	$1,013.74	2.23%	$11.13
Institutional Class Shares	Actual	$1,000.00	$758.30	1.23%	$5.36
	Hypothetical[2]	$1,000.00	$1,018.70	1.23%	$6.16
Value Fund
Class A	Actual	$1,000.00	$792.40	1.51%	$6.71
	Hypothetical[2]	$1,000.00	$1,017.31	1.51%	$7.55
Class C	Actual	$1,000.00	$789.50	2.21%	$9.81
	Hypothetical[2]	$1,000.00	$1,013.84	2.21%	$11.03
Institutional Class Shares	Actual	$1,000.00	$793.30	1.21%	$5.38
	Hypothetical[2]	$1,000.00	$1,018.79	1.21%	$6.06
Municipal Fund
Class A	Actual	$1,000.00	$916.50	0.93%	$4.42
	Hypothetical[2]	$1,000.00	$1,020.18	0.93%	$4.66
Class C	Actual	$1,000.00	$912.40	1.78%	$8.44
	Hypothetical[2]	$1,000.00	$1,015.97	1.78%	$8.90
Institutional Class Shares	Actual	$1,000.00	$917.00	0.78%	$3.71
	Hypothetical[2]	$1,000.00	$1,020.93	0.78%	$3.91
Income Fund
Class A	Actual	$1,000.00	$901.70	1.12%	$5.28
	Hypothetical[2]	$1,000.00	$1,019.24	1.12%	$5.61
Class C	Actual	$1,000.00	$898.40	1.87%	$8.80
	Hypothetical[2]	$1,000.00	$1,015.52	1.87%	$9.35
Institutional Class Shares	Actual	$1,000.00	$903.20	0.87%	$4.11
	Hypothetical[2]	$1,000.00	$1,020.48	0.87%	$4.36
Opportunity Fund
Class A	Actual	$1,000.00	$806.00	1.26%	$5.64
	Hypothetical[2]	$1,000.00	$1,018.55	1.26%	$6.31
Class C	Actual	$1,000.00	$803.30	2.01%	$8.99
	Hypothetical[2]	$1,000.00	$1,014.83	2.01%	$10.04
Institutional Class Shares	Actual	$1,000.00	$807.30	1.01%	$4.53
	Hypothetical[2]	$1,000.00	$1,019.79	1.01%	$5.06

1	Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Funds’ Adviser for the period beginning January 1, 2022 to June 30, 2022. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

2	Assumes a 5% annual return before expenses.

73

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 19, 2022, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Fund”), Spirit of America Income Fund (the “Income Fund”), Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), and Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) (each a “Fund”; collectively, the “Funds”). At the Meeting, after determining that the Adviser’s compensation continues to be fair and reasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of each Fund’s shareholders, and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire and the responses provided by the Adviser; (ii) comparative information on the investment performance of each Fund, relevant indices and Morningstar category peer funds in the form of reports generated by the Funds’ administrator; (iii) graphs of fee comparisons for the minimum fee, maximum fee, average fee and median fee in the form of reports generated by the Funds’ administrator; (iv) graphs of performance comparisons for the minimum performing fund, maximum performing fund, average performing fund and median performing fund for various time periods in the form of reports generated by the Funds’ administrator; (v) the allocation of each Fund’s brokerage commissions, (vi) the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics, as well as the structure and responsibilities of the Adviser’s compliance department; (vii) the profitability of the Funds’ investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) the Adviser’s Form ADV; and (ix) a memorandum from Independent Counsel regarding the responsibilities of the Independent Directors related to the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel of the Adviser, including the Funds’ portfolio managers, with respect to, among other things, personnel, each Fund’s performance, operations and the financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

●	The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The waiver of fees and reimbursement of expenses at various times by the Adviser with respect to certain Funds under the Operating Expenses Agreement;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●	The investment management staffing and the experience of the Adviser, as well as the Adviser’s administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

74	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

●	The profitability to the Adviser of managing, and to its affiliate of distributing, the Funds, and the methodology in allocating expenses to the Funds’ management.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

1. Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which included the following considerations: determination and execution of investment decisions for the Funds; regulatory filings and disclosure to the Funds’ shareholders, general oversight of the Funds’ service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the increasing regulations within the mutual fund industry. Additionally, the Board noted that there had been no significant disruption or impact to services provided to the Funds by the Adviser as a result of the COVID-19 pandemic as the Adviser had been able to operate effectively under its business continuity plan. The Board, including the Independent Directors, concluded that the services provided to the Funds are extensive in nature, that the Adviser delivered a high level of service to the Funds, and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser.

The Board, including the Independent Directors, reviewed each Fund’s short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of each Fund’s peer group. The Municipal Fund’s performance for the 1-year period ended March 31, 2022 was -3.73% as compared to the median of its peer group of -4.39%. The Income Fund’s performance for the 1-year period ended March 31, 2022 was 1.03% as compared to the median of its peer group of -2.35%. The Real Estate Fund’s performance for the 1-year period ended March 31, 2022 was 25.65% as compared to the median of its peer group of 25.01%. The Value Fund’s performance for the 1-year period ended March 31, 2022 was 17.21% as compared to the median of its peer group of 10.94%. The Opportunity Fund’s performance for the 1-year period ended March 31, 2022 was 7.00% as compared to the median of its peer group of 1.32%. The Board then determined that each Fund was delivering reasonable performance results, especially over the long-term, and that each Fund’s results were consistent with the investment strategies followed by each Fund.

3. Costs of Services and Profits Realized by the Adviser.

a. The Board, including the Independent Directors, reviewed the information (as of March 31, 2022) provided by the Funds’ administrator, including the comparative graphs, regarding each Fund’s management fee and overall expense ratio relative to industry averages for the respective Fund’s peer group category and the advisory fees charged by the Adviser to other accounts. The Municipal Fund had a management fee of 0.60% as compared to the median in its peer group of 0.41%. The Income Fund had a management fee of 0.60% as compared to the median in its peer group of 0.60%. The Real Estate Fund had a management fee of 0.97% as compared to the median in its peer group of 0.80%. The Value Fund had a management fee of 0.97% as compared to the median in its peer group of 0.75%. The Opportunity Fund had a management fee of 0.65% as compared to the median in its peer group of 0.55%. The Directors considered favorably the current and historic willingness of the Adviser to limit the overall expense ratios of the Funds, as appropriate. Noting that the fees paid by the Funds were higher than certain of the comparable funds and, except in the case of the Income Fund, higher than the medians in the Funds’ peer groups, the Board nevertheless stated that the fees were still close enough to the medians in each case. The Board indicated that, although higher than the fees of certain other funds in their respective groups, in light of the investment advisory services provided by the Adviser to each of the Funds, the fees were not unreasonable.

b. Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Funds through 2021. The Board observed that, in recent years, increased fixed costs and, of particular note, legal and audit fees to address increasing regulations, have had a greater impact on small fund families, such as the Funds, than on larger fund complexes, and overall expenses of the Funds may compare unfavorably to the overall expenses of some funds identified as peers. Further, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Funds and determined that the Adviser has devoted a large amount of its resources to the Funds throughout the years. The Adviser’s management observed that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by David Lerner Associates, Inc. (“DLA”), some of which may be attributed

75

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

to the Adviser. The Board, including the Independent Directors, then concluded that the Adviser’s profitability was not excessive and was at a fair and acceptable level, particularly given the quality of the services being provided to the Funds, and that it bore a reasonable relationship to the services rendered.

4. Extent of Economies of Scale as the Fund Grows.

The Board, including the Independent Directors, considered whether there had been economies of scale regarding the management of the Funds and whether the Funds would appropriately benefit from any economies of scale. However, due to the relatively small size of each Fund, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5. Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, discussed the fact that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board observed, however, that the Adviser had provided enhancements in personnel and services to the Funds, without any fee increase. The Board stated that it would continue to review the concept of breakpoints in future years as the Funds’ assets increase.

6. Other Relevant Considerations.

a. Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV, with the Adviser responding to the Board’s questions regarding the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then concluded that such factors allow the Adviser to provide a high level of service to the Funds. In addition, the Board members considered the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b. The Board, including the Independent Directors, reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Funds, including the benefits received by the affiliated distributor, DLA. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, such as greater name recognition or increased ability to obtain research services (although the Board observed that the Adviser currently did not use soft dollars for research services), appeared to be reasonable, and in certain instances might benefit the Funds.

Conclusions. The Board, including the Independent Directors, did not view any one factor as all-important or all-controlling but rather considered the aforementioned factors and other factors collectively in light of each Fund’s surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement and concluded that the renewal of the Advisory Agreement on a Fund-by-Fund basis was in the best interests of each Fund and its shareholders. In addition, the Independent Directors concluded that the fees charged to each Fund for the services provided were not unreasonable. Therefore, the Board, including the Independent Directors, determined that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

76	SPIRIT OF AMERICA

The following notice does not constitute part of and is not
incorporated into the prospectus of the Funds.

PRIVACY NOTICE

Rev. 5/2018

FACTS

WHAT DO THE SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND, SPIRIT OF AMERICA LARGE CAP VALUE FUND, SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND, SPIRIT OF AMERICA INCOME FUND AND SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Spirit of America Investment Fund, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (516) 390-5565

77

What we do
Who is providing this notice?	Funds advised by Spirit of America Management Corp. A complete list is included below.
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?

We collect your personal information, typically through David Lerner Associates, Inc., (“DLA”) for example, when you

●     open an account

●     provide account information

●     give DLA your contact information

●     make a wire transfer

●     tell DLA where to send the money

DLA may collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

●     Our affiliates include: Spirit of America Management Corp; David Lerner Associates, Inc.; The Great Art Fund, LLC; and SRLA, Inc.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint Marketing	● The Funds do not jointly market.
List of funds providing this notice

Spirit of America Real Estate Income and Growth Fund
Spirit of America Large Cap Value Fund
Spirit of America Municipal Tax Free Bond Fund
Spirit of America Income Fund
Spirit of America Income & Opportunity Fund

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81

Proxy Voting Information

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Counsel
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2022 Spirit of America	SOAFunds-SAR-22

(b)Not	applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Spirit of America Investment Fund, Inc.

By (Signature and Title)___/s/ David Lerner_____________________________

David Lerner, Principal Executive Officer

Date_9/6/2022_______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) __/s/ David Lerner______________________________

David Lerner, Principal Executive Officer

Date__9/6/2022______

By (Signature and Title __/s/ Alan P. Chodosh______________________________

Alan P. Chodosh, Principal Financial Officer

Date_9/6/2022_______